[SAFECO(R) LOGO]

SAFECO RESOURCE SERIES TRUST
ANNUAL REPORT
DECEMBER 31, 2002

Equity Portfolio                                   1

Growth Opportunities Portfolio                     6

Northwest Portfolio                               11

Small Company Value Portfolio                     16

Bond Portfolio                                    21

Money Market Portfolio                            27

Report From the Portfolio Manager
SAFECO RST EQUITY PORTFOLIO
December 31, 2002

[PHOTO OF RICHARD MEAGLEY]

HOW DID THE PORTFOLIO PERFORM?
For the year ending December 31, 2002, the SAFECO RST Equity Portfolio was down, lagging its benchmark, the S&P 500 Index.

During the second half of the year, performance began to improve and we ended 2002 with a strong fourth quarter. On a longer-term basis, performance of the RST Equity Portfolio versus the S&P 500 has been improving. The strong fourth quarter helped and the lingering negative effects of owning less technology than the benchmark in late 1999 and early 2000 are diminishing.

WHAT FACTORS IMPACTED THE PORTFOLIO'S PERFORMANCE?
The year ended with improved performance during the fourth quarter, helped by various telecommunications, technology, industrial and financial holdings. This improvement, however, was not enough to salvage the full year.

During 2002 the Portfolio was hurt mainly by company-specific problems in the first half of the year. Each company, Tyco International, AOL Time Warner, El Paso Corp., and Qwest Communications, grew quickly during the last part of the 1990s. All of these stocks dropped significantly in the first half of the year. AOL Time Warner remains in the Portfolio. The others have been eliminated, but not before they adversely affected performance.

WHAT CHANGES DID YOU MAKE AND WHY?
The changes made recently to the Portfolio focus on improving the consistency of the Portfolio's performance versus the benchmark. Two areas of focus have been deciding more quickly when a company's fundamentals have changed dramatically versus hitting a bump in the road, and on lessening the impact to the Portfolio of the inevitable bumps in the road that companies do hit.

These changes have resulted in exiting certain positions more quickly than in the past, and in increasing the number of holdings in the Portfolio. The increase in names will allow the Portfolio to participate in long-term trends, but in a more consistent manner. For example, healthcare should be a good place to invest long term, but the past few years have shown that individual companies are not as predictable or consistent as we once thought. By adding to the number of holdings while keeping the overall exposure to healthcare the same, I believe we can participate long term with increased consistency.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?
The RST Equity Portfolio is predominately positioned as a buy-and-hold portfolio. We believe the larger holdings should provide competitive returns over longer time periods. We have a slowly recovering economy, and quarter-to-quarter returns that vary dramatically by economic sector.

My outlook, then, is to adhere to the buy-and-hold strategy while looking for companies poised to benefit from a slowly improving economy. In my opinion, retaining the vast majority of assets in the longer-term holdings, and also investing in some companies with lower long-term growth, but with the potential for a cyclical earnings recovery, will benefit performance.

Richard Meagley, MBA, CFA

VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY; BA ECONOMICS, WAKE FOREST UNIVERSITY (1977); MBA FINANCE, UNIVERSITY OF WASHINGTON (1982); CHARTERED FINANCIAL ANALYST (CFA) (1986)

RICHARD MEAGLEY JOINED SAFECO ASSET MANAGEMENT COMPANY AS AN EQUITY ANALYST IN 1983, AND WAS A PORTFOLIO MANAGER FROM 1988 TO 1992. AFTER GAINING TWO ADDITIONAL YEARS OF PORTFOLIO MANAGEMENT EXPERIENCE WITH A SEATTLE-AREA INVESTMENT FIRM, RICH REJOINED THE ORGANIZATION IN 1995.

Performance Overview & Highlights
SAFECO RST EQUITY PORTFOLIO

    AVERAGE ANNUAL TOTAL RETURN
    FOR THE PERIODS ENDED DECEMBER 31, 2002         1 YEAR      5 YEAR   10 YEAR
    ------------------------------------------------------------------------------
    SAFECO RST EQUITY PORTFOLIO                    (25.91)%    (3.95)%    8.61%
    S&P 500 INDEX                                  (22.12)%    (0.59)%    9.33%

    Performance does not reflect the deduction for taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

[CHART]

INVESTMENT VALUES:

               SAFECO RST
               EQUITY PORTFOLIO            S&P 500 INDEX
Dec-92                 $ 10,000                 $ 10,000
Jan-93                 $ 10,246                 $ 10,084
Feb-93                 $ 10,232                 $ 10,221
Mar-93                 $ 10,669                 $ 10,437
Apr-93                 $ 10,451                 $ 10,184
May-93                 $ 11,275                 $ 10,456
Jun-93                 $ 11,310                 $ 10,486
Jul-93                 $ 11,183                 $ 10,444
Aug-93                 $ 11,789                 $ 10,840
Sep-93                 $ 12,141                 $ 10,754
Oct-93                 $ 12,458                 $ 10,976
Nov-93                 $ 12,542                 $ 10,872
Dec-93                 $ 12,792                 $ 11,004
Jan-94                 $ 13,603                 $ 11,378
Feb-94                 $ 13,258                 $ 11,069
Mar-94                 $ 12,724                 $ 10,587
Apr-94                 $ 13,085                 $ 10,723
May-94                 $ 13,408                 $ 10,898
Jun-94                 $ 12,927                 $ 10,632
Jul-94                 $ 13,227                 $ 10,980
Aug-94                 $ 14,092                 $ 11,430
Sep-94                 $ 13,949                 $ 11,151
Oct-94                 $ 14,257                 $ 11,401
Nov-94                 $ 13,971                 $ 10,986
Dec-94                 $ 13,935                 $ 11,149
Jan-95                 $ 14,051                 $ 11,437
Feb-95                 $ 14,415                 $ 11,883
Mar-95                 $ 14,622                 $ 12,233
Apr-95                 $ 15,003                 $ 12,593
May-95                 $ 15,384                 $ 13,095
Jun-95                 $ 15,872                 $ 13,399
Jul-95                 $ 16,112                 $ 13,843
Aug-95                 $ 16,584                 $ 13,878
Sep-95                 $ 17,230                 $ 14,463
Oct-95                 $ 17,213                 $ 14,411
Nov-95                 $ 17,718                 $ 15,044
Dec-95                 $ 17,925                 $ 15,333
Jan-96                 $ 18,428                 $ 15,855
Feb-96                 $ 18,530                 $ 16,002
Mar-96                 $ 18,763                 $ 16,156
Apr-96                 $ 19,154                 $ 16,394
May-96                 $ 19,602                 $ 16,816
Jun-96                 $ 19,956                 $ 16,880
Jul-96                 $ 19,182                 $ 16,135
Aug-96                 $ 19,359                 $ 16,476
Sep-96                 $ 20,533                 $ 17,402
Oct-96                 $ 21,185                 $ 17,882
Nov-96                 $ 22,816                 $ 19,232
Dec-96                 $ 22,368                 $ 18,851
Jan-97                 $ 23,684                 $ 20,029
Feb-97                 $ 23,807                 $ 20,186
Mar-97                 $ 22,800                 $ 19,358
Apr-97                 $ 23,530                 $ 20,513
May-97                 $ 25,113                 $ 21,761
Jun-97                 $ 26,162                 $ 22,735
Jul-97                 $ 27,962                 $ 24,543
Aug-97                 $ 26,502                 $ 23,170
Sep-97                 $ 27,468                 $ 24,438
Oct-97                 $ 26,594                 $ 23,623
Nov-97                 $ 27,448                 $ 24,715
Dec-97                 $ 27,925                 $ 25,139
Jan-98                 $ 28,358                 $ 25,417
Feb-98                 $ 30,609                 $ 27,249
Mar-98                 $ 31,629                 $ 28,643
Apr-98                 $ 31,696                 $ 28,932
May-98                 $ 31,108                 $ 28,435
Jun-98                 $ 31,906                 $ 29,589
Jul-98                 $ 31,518                 $ 29,275
Aug-98                 $ 27,448                 $ 25,047
Sep-98                 $ 29,367                 $ 26,651
Oct-98                 $ 31,973                 $ 28,817
Nov-98                 $ 34,036                 $ 30,563
Dec-98                 $ 34,876                 $ 32,323
Jan-99                 $ 35,447                 $ 33,675
Feb-99                 $ 34,713                 $ 32,628
Mar-99                 $ 35,807                 $ 33,934
Apr-99                 $ 38,053                 $ 35,248
May-99                 $ 37,274                 $ 34,416
Jun-99                 $ 38,414                 $ 36,326
Jul-99                 $ 37,646                 $ 35,191
Aug-99                 $ 37,274                 $ 35,016
Sep-99                 $ 35,877                 $ 34,056
Oct-99                 $ 38,437                 $ 36,211
Nov-99                 $ 37,797                 $ 36,950
Dec-99                 $ 38,122                 $ 39,125
Jan-00                 $ 36,623                 $ 37,159
Feb-00                 $ 34,411                 $ 36,456
Mar-00                 $ 37,790                 $ 40,023
Apr-00                 $ 36,832                 $ 38,815
May-00                 $ 36,635                 $ 38,018
Jun-00                 $ 37,016                 $ 38,956
Jul-00                 $ 36,229                 $ 38,350
Aug-00                 $ 38,134                 $ 40,732
Sep-00                 $ 35,848                 $ 38,582
Oct-00                 $ 36,438                 $ 38,418
Nov-00                 $ 33,956                 $ 35,390
Dec-00                 $ 34,007                 $ 35,563
Jan-01                 $ 34,973                 $ 36,825
Feb-01                 $ 32,323                 $ 33,467
Mar-01                 $ 30,651                 $ 31,347
Apr-01                 $ 32,459                 $ 33,783
May-01                 $ 32,744                 $ 34,010
Jun-01                 $ 31,890                 $ 33,182
Jul-01                 $ 31,939                 $ 32,855
Aug-01                 $ 29,983                 $ 30,798
Sep-01                 $ 28,249                 $ 28,312
Oct-01                 $ 28,806                 $ 28,852
Nov-01                 $ 30,552                 $ 31,065
Dec-01                 $ 30,818                 $ 31,338
Jan-02                 $ 30,144                 $ 30,880
Feb-02                 $ 29,508                 $ 30,285
Mar-02                 $ 30,306                 $ 31,424
Apr-02                 $ 28,135                 $ 29,519
May-02                 $ 27,674                 $ 29,301
Jun-02                 $ 25,490                 $ 27,214
Jul-02                 $ 23,881                 $ 25,087
Aug-02                 $ 23,893                 $ 25,251
Sep-02                 $ 20,849                 $ 22,507
Oct-02                 $ 22,895                 $ 24,488
Nov-02                 $ 24,355                 $ 25,934
Dec-02                 $ 22,834                 $ 24,406

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                               PERCENT OF
TOP FIVE INDUSTRIES                            NET ASSETS
---------------------------------------------------------
Pharmaceuticals                                    12%
Diversified Financial Services                      8
Banks                                               8
Integrated Oil & Gas                                6
Integrated Telecommunications Services              5

                                               PERCENT OF
TOP TEN HOLDINGS                               NET ASSETS
---------------------------------------------------------
Pfizer, Inc.                                      3.9%
  (Pharmaceuticals)
Microsoft Corp.                                   3.6
  (Systems Software)
Citigroup, Inc.                                   3.3
  (Diversified Financial Services)
Exxon Mobil Corp.                                 3.1
  (Integrated Oil & Gas)
American International Group, Inc.                3.0
  (Multi-Line Insurance)
Procter & Gamble Co.                              2.5
  (Household Products)
Bank of America Corp.                             2.5
  (Banks)
General Electric Co.                              2.4
  (Industrial Conglomerates)
Wal-Mart Stores, Inc.                             2.2
  (General Merchandise Stores)
Federal National Mortgage Association             2.1
  (Diversifed Financial Services)

[CHART]

WEIGHTINGS AS A PERCENT OF NET ASSETS

Large  - Common Stocks:   96.00% ($4 Bil. and above)
Medium - Common Stocks:    0.30% ($1.5 Bil. - $4 Bil.)
Cash & Other:              3.70%

Portfolio of Investments
SAFECO RST EQUITY PORTFOLIO
As of December 31, 2002

                                                                           VALUE
SHARES OR PRINCIPAL AMOUNT                                               (000's)
--------------------------------------------------------------------------------
COMMON STOCKS--96.3%

AEROSPACE & DEFENSE--2.4%
    70,000   Boeing Co.                                               $    2,309
    68,000   United Technologies Corp.                                     4,212

ALUMINUM--0.8%
   100,000   Alcoa, Inc.                                                   2,278

APPLICATION SOFTWARE--0.3%
   118,000 * Siebel Systems, Inc.                                            883

AUTOMOBILE MANUFACTURERS--1.0%
    72,000   General Motors Corp.                                          2,654

BANKS--8.2%
    97,000   Bank of America Corp.                                         6,748
   195,000   U.S. Bancorp                                                  4,138
   155,000   Washington Mutual, Inc.                                       5,352
   122,000   Wells Fargo & Co.                                             5,718

BREWERS--1.3%
    75,000   Anheuser-Busch Companies, Inc.                                3,630

COMPUTER HARDWARE--3.9%
   118,000 * Dell Computer Corp.                                           3,155
   100,000   Hewlett-Packard Co.                                           1,736
    59,400   International Business Machines Corp.                         4,603
   310,000 * Sun Microsystems, Inc.                                          964

COMPUTER STORAGE & PERIPHERALS--0.4%
   185,000 * EMC Corp.                                                     1,136

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.4%
    48,000   Caterpillar, Inc.                                             2,195
    33,000   PACCAR, Inc.                                                  1,522

CONSUMER FINANCE--0.7%
  105,000      MBNA Corp.                                                  1,997

DATA PROCESSING SERVICES--0.8%
    58,000   Automatic Data Processing, Inc.                               2,276

DEPARTMENT STORES--0.6%
    75,000   May Department Stores Co.                                     1,723

DIVERSIFIED COMMERCIAL SERVICES--0.6%
   100,000   IMS Health, Inc.                                              1,600

DIVERSIFIED FINANCIAL SERVICES--8.2%
    95,000   American Express Co.                                     $    3,358
   258,000   Citigroup, Inc.                                               9,079
    90,000   Federal National Mortgage Association                         5,790
   161,000   J.P. Morgan Chase & Co.                                       3,864

ELECTRIC UTILITIES--1.0%
   136,000   Duke Energy Corp.                                             2,657

ELECTRICAL COMPONENTS & EQUIPMENT--1.1%
    57,000   Emerson Electric Co.                                          2,898

FOOD RETAIL--0.8%
   140,000 * Kroger Co.                                                    2,163

FOREST PRODUCTS--0.7%
    36,000   Weyerhaeuser Co.                                              1,772

GENERAL MERCHANDISE STORES--3.6%
   130,000   Target Corp.                                                  3,900
   117,000   Wal-Mart Stores, Inc.                                         5,910

HEALTH CARE EQUIPMENT--1.0%
    97,000   Baxter International, Inc.                                    2,716

HOME FURNISHINGS--0.7%
    87,000   Leggett & Platt, Inc.                                         1,952

HOME IMPROVEMENT RETAIL--1.7%
   195,000   Home Depot, Inc.                                              4,672

HOUSEHOLD PRODUCTS--3.8%
    75,000   Kimberly-Clark Corp.                                          3,560
    79,000   Procter & Gamble Co.                                          6,789

HOUSEWARES & SPECIALITIES--0.8%
    45,000   Fortune Brands, Inc.                                          2,093

INDUSTRIAL CONGLOMERATES--2.4%
   270,000   General Electric Co.                                          6,575

INDUSTRIAL GASES--0.9%
    41,000   Praxair, Inc.                                                 2,369

INDUSTRIAL MACHINERY--2.0%
    28,000   Illinois Tool Works, Inc.                                     1,816
    55,000   Ingersoll-Rand Co.                                            2,368
    28,000   Parker-Hannifin Corp.                                         1,292

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                         VALUE
SHARES OR PRINCIPAL AMOUNT                                              (000's)
--------------------------------------------------------------------------------
INTEGRATED OIL & GAS--6.2%
    78,000   ChevronTexaco Corp.                                      $    5,185
    65,478   ConocoPhillips                                                3,168
   240,000   Exxon Mobil Corp.                                             8,386

INTEGRATED TELECOMMUNICATIONS SERVICES--4.5%
    60,000   CenturyTel, Inc.                                              1,763
   196,000   SBC Communications, Inc.                                      5,314
   133,000   Verizon Communications                                        5,154

MOTORCYCLE MANUFACTURERS--0.5%
    30,000   Harley-Davidson, Inc.                                         1,386

MOVIES & ENTERTAINMENT--2.5%
   275,000 * AOL Time Warner, Inc.                                         3,603
   197,000   Walt Disney Co.                                               3,213

MULTI-LINE INSURANCE--4.0%
   142,000   American International Group, Inc.                            8,215
    60,000   Hartford Financial Services Group, Inc.                       2,726

NETWORKING EQUIPMENT--1.6%
   340,000 * Cisco Systems, Inc.                                           4,454

PHARMACEUTICALS--12.3%
   112,000   Abbott Laboratories                                           4,480
    50,000   Eli Lilly & Co.                                               3,175
    90,000   Johnson & Johnson                                             4,834
    97,000   Merck & Co., Inc.                                             5,491
   346,000   Pfizer, Inc.                                                 10,577
   130,000   Wyeth                                                         4,862

PROPERTY & CASUALTY INSURANCE--1.0%
   173,306 * Travelers Property Casualty Corp. (Class A)                   2,539

PUBLISHING & PRINTING--1.2%
    45,000   Gannett Co., Inc.                                             3,231

SEMICONDUCTOR EQUIPMENT--2.2%
   101,000 * Applied Materials, Inc.                                       1,316
   298,000   Intel Corp.                                                   4,640

SEMICONDUCTORS--0.6%
   115,000   Texas Instruments, Inc.                                       1,726

SOFT DRINKS--2.1%
   135,000   PepsiCo, Inc.                                                 5,700

SYSTEMS SOFTWARE--4.4%
   187,000 * Microsoft Corp.                                          $    9,668
   200,000 * Oracle Corp.                                                  2,160

TELECOMMUNICATIONS EQUIPMENT--0.3%
    55,000   Nokia Oyj (ADR)                                                 853

TOBACCO--1.8%
   118,000   Philip Morris Cos., Inc.                                      4,783
                                                                      ----------
TOTAL COMMON STOCKS (COST $263,519)                                      261,024
                                                                      ----------

CASH EQUIVALENTS--3.7%

INVESTMENT COMPANIES
10,163,065   AIM Short-Term Investments Co.                               10,163
             Liquid Assets Money Market
             Portfolio (Institutional Shares)
                                                                      ----------
TOTAL CASH EQUIVALENTS (COST $10,163)                                     10,163
                                                                      ----------

TOTAL INVESTMENTS
   (COST $273,682)--100.0%                                               271,187

OTHER ASSETS, LESS LIABILITIES                                              (119)
                                                                      ----------
NET ASSETS                                                            $  271,068
                                                                      ==========

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Portfolio Manager
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
December 31, 2002

[PHOTO OF THOMAS M. MAGUIRE]

HOW DID THE PORTFOLIO PERFORM?
The SAFECO RST Growth Opportunities Portfolio posted negative returns and underperformed its benchmark index, the Russell 2000, during the year ended December 31, 2002. Although the Portfolio performed very well in 2001, the performance this past year has contributed to the Portfolio lagging the benchmark for the trailing five-year period also.

The year just ended was the toughest year I have experienced in the 19 years that I have been managing portfolios. However, there may be room for optimism. The Portfolio's performance against the benchmark has, since mid-August and through yearend, improved consistently.

WHAT FACTORS IMPACTED THE PORTFOLIO'S PERFORMANCE?
The performance of the Portfolio in 2002 was a direct result of positioning it aggressively in late 2001 to benefit from an economic recovery that I thought would occur in 2002. The year did not see crystal-clear recovery signs and the market sold off. The market was hit not only by the economy but also by accounting scandals, major company bankruptcies and war fears.

My strategy has been to buy early-stage companies that have the potential to grow into big companies. Last year was not a good year for these companies, as investors worried more about capital preservation than capital appreciation.

Early-stage companies offer significant appreciation potential. They also present risks. In a bad market, as 2002 was, the risks draw the most focus. A number of our health care stocks have later-stage products in their research pipelines. I believe these products have the potential to be very successful, once introduced. However, since the products are still in the research stage, investors in bad markets worry about their success when and if the products reach the marketplace. Conceptus, Atherogenix and La Jolla Pharmaceutical are examples of companies where investors focused on the product risks versus the potential.

Some of our companies were hurt by profit shortfalls. Two examples of these were: PLATO Learning, an educational software company, was hurt by tight budgets at school districts across the country, and Matria Healthcare, a disease management company, had to reduce profit guidance as contracts with potential customers were delayed.

PolyMedica, the Portfolio's largest holding, and Prime Medical Services bucked the down market trend and appreciated handsomely in 2002. Both of these companies had depressed stock prices at yearend 2001 and reported strong profits during 2002. Station Casinos was another solid performer as its Las Vegas area casinos, targeted to the local population, held up well and the company announced expansion plans outside of Nevada.

WHAT CHANGES DID YOU MAKE AND WHY?
There were a number of changes made to the Portfolio during the second half of 2002. First and foremost was the decrease in health care holdings. Health care had become a large part of the Portfolio's assets and it is important to diversify holdings into some other areas of the market that would benefit as the economy entered the recovery stage. I also cut back or eliminated some of the Portfolio's smaller, non-core holdings, so I could place greater focus on the remaining names.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?
As mentioned above, the year ended with stronger performance than it began. I continue to look for small companies with strong fundamentals. At the present time I am cautiously optimistic. I realize the uncertainties the market is dealing with, not the least of which is potential war and a slow economy. However, I think many of those risks are priced into the stock market already.

While I have been rebalancing the holdings in the Portfolio to maximize performance and minimize overexposure to one industry, I have also tried very hard not to disturb what I consider to be the core holdings--those companies I believe can grow faster than the market when the recovery takes hold. I believe these continuing efforts will help the Portfolio recover lost ground in 2003 and that the Portfolio will see improved performance.

Thomas M. Maguire, MBA

VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY; BA BUSINESS ADMINISTRATION, UNIVERSITY OF WASHINGTON (1976); MBA, UNIVERSITY OF WASHINGTON (1980).

THOMAS M. MAGUIRE STARTED HIS INVESTMENT CAREER AS AN EQUITY ANALYST AT SAFECO IN 1981. IN 1984, HE BECAME A CO-PORTFOLIO MANAGER OF THE SAFECO EQUITY FUND, AND IN 1989 ASSUMED SOLE RESPONSIBILITY FOR THE SAFECO GROWTH OPPORTUNITIES FUND.

UPDATE:

SAFECO ASSET MANAGEMENT COMPANY'S GROWTH OPPORTUNITIES INVESTMENT TEAM, WHICH IS COMPRISED OF EQUITY MANAGERS AND ANALYSTS, ASSUMED MANAGEMENT OF THE SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO IN FEBRUARY 2003. TEAM MANAGEMENT ALLOWS BROADER COVERAGE OF THIS HIGHLY COMPLEX MARKET AND INCREASED INPUT INTO THE INVESTMENT PROCESS.

Performance Overview & Highlights
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2002                 1 YEAR        5 YEAR      SINCE INCEPTION*
---------------------------------------------------------------------------------------------------
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO              (37.67)%      (5.60)%           11.88%
RUSSELL 2000 INDEX                                     (20.48)%      (1.36)%            6.86%

 * Graph and average annual return comparison begins January 31, 1993.

Performance does not reflect the deduction for taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

[CHART]

INVESTMENT VALUES:

                   SAFECO RST
                   GROWTH OPPORTUNITIES          RUSSELL 2000
                   PORTFOLIO                     INDEX
 1/31/93                     $   10,000            $   10,000
 2/28/93                     $    9,475            $    9,769
 3/31/93                     $   10,059            $   10,086
 4/30/93                     $    9,683            $    9,808
 5/31/93                     $   10,535            $   10,242
 6/30/93                     $   10,891            $   10,305
 7/31/93                     $   11,297            $   10,447
 8/31/93                     $   12,198            $   10,899
 9/30/93                     $   12,822            $   11,206
10/31/93                     $   13,386            $   11,495
11/30/93                     $   12,792            $   11,120
12/31/93                     $   13,473            $   11,501
 1/31/94                     $   14,382            $   11,861
 2/28/94                     $   13,861            $   11,818
 3/31/94                     $   13,351            $   11,195
 4/30/94                     $   13,750            $   11,261
 5/31/94                     $   14,094            $   11,134
 6/30/94                     $   13,662            $   10,759
 7/31/94                     $   14,216            $   10,935
 8/31/94                     $   14,714            $   11,544
 9/30/94                     $   14,626            $   11,505
10/31/94                     $   15,169            $   11,459
11/30/94                     $   14,936            $   10,996
12/31/94                     $   15,079            $   11,291
 1/31/95                     $   15,148            $   11,149
 2/28/95                     $   15,694            $   11,612
 3/31/95                     $   15,671            $   11,811
 4/30/95                     $   15,973            $   12,073
 5/31/95                     $   16,670            $   12,281
 6/30/95                     $   17,727            $   12,918
 7/31/95                     $   18,506            $   13,662
 8/31/95                     $   18,587            $   13,945
 9/30/95                     $   19,644            $   14,195
10/31/95                     $   19,818            $   13,560
11/30/95                     $   20,666            $   14,130
12/31/95                     $   21,261            $   14,503
 1/31/96                     $   21,476            $   14,487
 2/29/96                     $   22,051            $   14,939
 3/31/96                     $   22,654            $   15,243
 4/30/96                     $   24,060            $   16,059
 5/31/96                     $   25,519            $   16,692
 6/30/96                     $   24,608            $   16,006
 7/31/96                     $   22,439            $   14,608
 8/31/96                     $   24,381            $   15,457
 9/30/96                     $   25,827            $   16,062
10/31/96                     $   26,322            $   15,814
11/30/96                     $   26,898            $   16,466
12/31/96                     $   28,077            $   16,897
 1/31/97                     $   29,769            $   17,235
 2/28/97                     $   28,529            $   16,816
 3/31/97                     $   27,480            $   16,023
 4/30/97                     $   26,255            $   16,067
 5/31/97                     $   30,395            $   17,856
 6/30/97                     $   32,757            $   18,622
 7/31/97                     $   34,988            $   19,488
 8/31/97                     $   36,431            $   19,934
 9/30/97                     $   39,419            $   21,393
10/31/97                     $   38,340            $   20,454
11/30/97                     $   40,177            $   20,321
12/31/97                     $   40,587            $   20,677
 1/31/98                     $   40,796            $   20,350
 2/28/98                     $   45,019            $   21,854
 3/31/98                     $   48,391            $   22,754
 4/30/98                     $   50,147            $   22,879
 5/31/98                     $   47,592            $   21,646
 6/30/98                     $   47,731            $   21,692
 7/31/98                     $   44,950            $   19,934
 8/31/98                     $   34,364            $   16,063
 9/30/98                     $   35,425            $   17,321
10/31/98                     $   37,928            $   18,028
11/30/98                     $   39,509            $   18,972
12/31/98                     $   41,329            $   20,147
 1/31/99                     $   42,396            $   20,415
 2/28/99                     $   37,274            $   18,761
 3/31/99                     $   36,963            $   19,054
 4/30/99                     $   37,740            $   20,761
 5/31/99                     $   37,837            $   21,064
 6/30/99                     $   39,272            $   22,016
 7/31/99                     $   38,438            $   21,413
 8/31/99                     $   36,944            $   20,621
 9/30/99                     $   36,711            $   20,625
10/31/99                     $   37,759            $   20,709
11/30/99                     $   39,117            $   21,946
12/31/99                     $   43,658            $   24,430
 1/31/00                     $   41,853            $   24,037
 2/29/00                     $   47,092            $   28,005
 3/31/00                     $   49,828            $   26,160
 4/30/00                     $   46,141            $   24,585
 5/31/00                     $   40,844            $   23,151
 6/30/00                     $   44,298            $   25,170
 7/31/00                     $   44,046            $   24,360
 8/31/00                     $   46,995            $   26,218
 9/30/00                     $   45,171            $   25,448
10/31/00                     $   44,259            $   24,313
11/30/00                     $   39,680            $   21,816
12/31/00                     $   40,966            $   23,690
 1/31/01                     $   45,213            $   24,924
 2/28/01                     $   40,705            $   23,289
 3/31/01                     $   37,678            $   22,150
 4/30/01                     $   41,598            $   23,882
 5/31/01                     $   45,801            $   24,470
 6/30/01                     $   50,440            $   25,314
 7/31/01                     $   46,368            $   23,944
 8/31/01                     $   43,231            $   23,171
 9/30/01                     $   37,656            $   20,052
10/31/01                     $   40,378            $   21,225
11/30/01                     $   44,168            $   22,868
12/31/01                     $   48,808            $   24,279
 1/31/02                     $   46,891            $   24,027
 2/28/02                     $   42,320            $   23,368
 3/31/02                     $   46,349            $   25,247
 4/30/02                     $   45,902            $   25,477
 5/31/02                     $   44,224            $   24,346
 6/30/02                     $   40,220            $   23,138
 7/31/02                     $   32,950            $   19,644
 8/31/02                     $   31,451            $   19,593
 9/30/02                     $   29,147            $   18,186
10/31/02                     $   29,662            $   18,770
11/30/02                     $   32,615            $   20,444
12/31/02                     $   30,422            $   19,306

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                PERCENT OF
TOP FIVE INDUSTRIES                             NET ASSETS
-----------------------------------------------------------
Diversified Commercial Services                      15%
Health Care Equipment                                14
Health Care Supplies                                  7
Biotechnology                                         7
Application Software                                  7

                                               PERCENT OF
TOP TEN HOLDINGS                               NET ASSETS
-----------------------------------------------------------
PolyMedica Corp.                                    6.6%
  (Health Care Supplies)
NCO Group, Inc.                                     5.7
  (Diversified Commercial Services)
Conceptus, Inc.                                     5.0
  (Health Care Equipment)
Iron Mountain, Inc.                                 4.4
  (Diversified Commercial Services)
United Stationers, Inc.                             4.4
  (Office Services & Supplies)
MICROS Systems, Inc.                                3.8
  (Application Software)
TMP Worldwide, Inc.                                 3.7
  (Advertising)
Websense, Inc.                                      3.1
  (Internet Software & Services)
iShares Russell 2000 Growth Index Fund              2.6
  (Indexed Securities)
Rent-A-Center, Inc.                                 2.6
  (Diversified Commercial Services)

[CHART]

WEIGHTINGS AS A PERCENT OF NET ASSETS

Large - Common Stocks: ($4 Bil. and above)                      1.1%
Medium - Common Stocks: ($1.5 Bil.-$4 Bil.)                     7.9%
Small - Common Stocks: (Less than $1.5 Bil.)                   82.7%
Indexed Securities:                                             4.0%
Warrants:                                                       0.9%
Cash & Other:                                                   3.4%

Portfolio of Investments
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO
As of December 31, 2002  VALUE

                                                         VALUE
SHARES OR PRINCIPAL AMOUNT                             (000's)
--------------------------------------------------------------
COMMON STOCKS--91.7%

ADVERTISING--3.7%
    804,300 * TMP Worldwide, Inc.                   $    9,097

APPAREL RETAIL--0.1%
     33,300   Wet Seal, Inc. (Class A)                     358

APPLICATION SOFTWARE--6.5%
    413,700 * MICROS Systems, Inc.                       9,275
    526,400 * PLATO Learning, Inc.                       3,127
     52,304 * Private Business, Inc.                        77
    269,700 * THQ, Inc.                                  3,573

AUTO PARTS & EQUIPMENT--1.3%
    459,700 * IMPCO Technologies, Inc.                   2,156
    459,700 * Quantum Fuel Systems Technologies          1,080
              Worldwide, Inc.

BANKS--0.9%
     74,700   Doral Financial Corp.                      2,136

BIOTECHNOLOGY--7.1%
    143,500 * Applied Molecular Evolution, Inc.            294
    645,500 * AtheroGenics, Inc.                         4,783
    338,200 * Bio-Technology General Corp.               1,083
     17,960 * Ista Pharmaceuticals, Inc.                    57
    476,900 * North American Scientific, Inc.            4,287
    177,500 * Novavax, Inc.                                461
    213,900 * Pain Therapeutics, Inc.                      511
    548,600 * Serologicals Corp.                         6,035

CASINOS & GAMING--1.2%
    170,300 * Station Casinos, Inc.                      3,014

DIVERSIFIED COMMERCIAL SERVICES--15.2%
     61,800   Central Parking Corp.                      1,166
    180,700 * FirstService Corp.                         2,906
    330,880 * Iron Mountain, Inc.                       10,922
     80,400 * Kroll, Inc.                                1,534
    879,775 * NCO Group, Inc.                           14,032
    126,100 * Rent-A-Center, Inc.                        6,299
    172,200 * ResortQuest International, Inc.              649

DIVERSIFIED FINANCIAL SERVICES--1.9%
  1,323,400 * + Rent-Way, Inc.                           4,632

FOOTWEAR--1.2%
    160,100 * Steven Madden, Ltd.                        2,893

HEALTH CARE DISTRIBUTORS & SERVICES--2.1%
    148,200 * American Healthways, Inc.             $    2,593
    465,700 * MIM Corp.                                  2,701

HEALTH CARE EQUIPMENT--13.6%
    245,000 * American Medical Alert Corp.                 603
     87,900 * BioLase Technology, Inc.                     483
  1,024,700 * Conceptus, Inc.                           12,276
     70,100   Datascope Corp.                            1,739
    583,940 * Endocare, Inc. (Illiquid) ++               1,168
     63,400 * INAMED Corp.                               1,953
    247,100 * Lifeline Systems, Inc.                     5,542
    700,000 * LifePoint, Inc.                            1,092
    630,100 *+Med-Design Corp.                           5,077
  1,000,000 * PhotoMedex, Inc.                           1,920
    217,700 * Physiometrix, Inc.                           120
     64,100 * SonoSite, Inc.                               838
    464,000 * SpectRx, Inc.                                747

HEALTH CARE FACILITIES--3.1%
    376,750 * Matria Healthcare, Inc.                    3,274
    192,150 * Prime Medical Services, Inc.               1,666
    415,400 * Quidel Corp.                               1,441
    350,977 * Res-Care, Inc.                             1,274

HEALTH CARE SUPPLIES--7.4%
    524,300 * PolyMedica Corp.                          16,169
    282,100 * Thoratec Corp.                             2,152

HOTELS--0.1%
    734,900 * ESC Suburban Lodges of America, Inc.         287
              (Illiquid) (acquired 5/03/02)**++

INTEGRATED TELECOMMUNICATIONS SERVICES--2.6%
    598,286 * RMH Teleservices, Inc.                     6,282

INTERNET SOFTWARE & SERVICES--4.5%
    798,500 * Stellent, Inc.                             3,545
    357,200 * Websense, Inc.                             7,630

IT CONSULTING & SERVICES--1.0%
    483,900 * CIBER, Inc.                                2,492

LEISURE PRODUCTS--0.2%
    367,000 *+Travis Boats & Motors, Inc.                 367

OFFICE SERVICES & SUPPLIES--4.4%
    373,200 * United Stationers, Inc.                   10,749

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                         VALUE
SHARES OR PRINCIPAL AMOUNT                             (000's)
--------------------------------------------------------------
PAPER PACKAGING--0.5%
    283,300   Intertape Polymer Group, Inc.         $    1,167

PERSONAL PRODUCTS--2.8%
    123,500 * Elizabeth Arden, Inc.                      1,828
    420,900 * Nu Skin Enterprises, Inc.  (Class A)       5,038

PHARMACEUTICALS--6.3%
    134,200 * Connetics Corp.                            1,613
    574,713 * Discovery Laboratories, Inc.               1,615
    139,200 * Emisphere Technologies, Inc.                 484
    529,700 * First Horizon Pharmaceutical Corp.         3,961
     81,700 * Impax Laboratories, Inc.                     328
    584,000 * La Jolla Pharmaceutical Co.                3,796
    427,000 * Nastech Pharmaceutical Co., Inc.           3,651

SOFT DRINKS--0.6%
     22,300   Coca-Cola Bottling Co.                     1,439

SPECIALTY CHEMICALS--0.5%
    273,200 * Omnova Solutions, Inc.                     1,101

SPECIALTY STORES--0.3%
    299,071 * Harold's Stores, Inc.                        305
    566,850 *+TRM Copy Centers Corp.                       363

SYSTEMS SOFTWARE--1.2%
    237,500 * BEA Systems, Inc.                          2,724
    340,000 * Sphinx International, Inc. (Illiquid)        136

TELECOMMUNICATIONS EQUIPMENT--0.1%
     55,300 * Innotrac Corp.                               124

TRUCKING--1.3%
    116,800 * Old Dominion Freight Line, Inc.            3,311
                                                    ----------
TOTAL COMMON STOCKS (COST $297,528)                    225,601
                                                    ----------

INDEXED SECURITIES--4.0%

INDEXED SECURITIES--4.0%
    159,000   iShares Russell 2000                       6,336
              Growth Index Fund
     55,000   iShares S&P SmallCap 600/                  3,581
              BARRA Growth Index Fund
                                                    ----------
TOTAL INDEXED SECURITIES (COST $9,396)                   9,917
                                                    ----------

WARRANTS--0.9%

HEALTH CARE EQUIPMENT--0.3%
     61,250 * American Medical Alert Corp.          $       61
              (Exp. 4/19/07)++
     49,880 * Endocare, Inc. (Exp. 11/23/05)
              (Illiquid)                                    66
    140,000 * LifePoint, Inc. (Exp. 3/27/07)+              115
     84,000 * LifePoint, Inc. (Exp. 7/21/07)+               73
    250,000 * PhotoMedex, Inc. (Exp. 6/12/07)+             294
     92,800 * SpectRx, Inc. (Exp. 6/04/06)+                108

INTEGRATED TELECOMMUNICATIONS SERVICES--0.3%
  172,862 * RMH Teleservices, Inc.                         802
            (Exp. 9/28/06)++

PHARMACEUTICALS--0.3%
    114,943 * Discovery Laboratories, Inc.                  76
              (Exp. 10/01/06)++
    105,000 * Nastech Pharmaceutical Co., In               489
              (Exp. 3/19/06)++
                                                    ----------
TOTAL WARRANTS (COST $22)                                2,084
                                                    ----------
CASH EQUIVALENTS--2.7%

INVESTMENT COMPANIES
  6,543,524   AIM Short-Term Investments Co.             6,543
              Liquid Assets Money Market
              Portfolio (Institutional Shares)
                                                    ----------
TOTAL CASH EQUIVALENTS (COST $6,543)                     6,543
                                                    ----------
TOTAL INVESTMENTS (COST $313,489)--
  99.3%                                                244,145

OTHER ASSETS, LESS LIABILITIES                           1,809
                                                    ----------
NET ASSETS                                          $  245,954
                                                    ==========

 *  Non-income producing security.
** Securities are unregistered and restricted as to resale only to dealers, or through a dealer or a "qualified institutional buyer". The total cost of such securities is $537,000 and the total value is $287,000 or .12% of net assets.
 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). Total cost of such securities is $30,519,000 and the total value is $10,439,000 or 4.24% of net assets.
++ Securities are valued at fair value as determined under the supervision of the Board of Trustees.

                        SEE NOTES TO FINANCIAL STATEMENTS

Report From the Portfolio Manager
SAFECO RST NORTHWEST PORTFOLIO
December 31, 2002

[PHOTO OF BILL WHITLOW]

HOW DID THE PORTFOLIO PERFORM?
The SAFECO RST Northwest Portfolio underperformed the S&P 500 Index for the year ended December 31, 2002.

WHAT FACTORS IMPACTED THE PORTFOLIO'S PERFORMANCE?
The performance was the result of the pro-growth nature of the Portfolio in a period of declining markets.

The U.S. stock market just completed its first three-year losing streak since 1939 to 1941. This severe "bear" market has been prolonged by an unusually weak recovery, disclosures of corporate malfeasance and threats of war with Iraq.

In this difficult environment, growth stocks fared much worse than the market in general. For example, the NASDAQ Composite, which contains more technology than the S&P 500, declined 74% since its peak in March of 2000 while the S&P 500 was down 41%. Because our Portfolio reflects the Northwest economy's bias toward growth industries like technology and biotechnology, we have underperformed the S&P 500 since the peak. This negative impact has been cushioned to some degree by the Portfolio's broad diversification and our attention to valuation and risk control.

Consistent with the continued decline in growth stocks, the Portfolio's full-year performance was hurt most by telecom and tech stocks and was helped by our financial holdings as well as cyclical companies in the industrial and materials sectors. Our second-half winners were biotech companies and three of our new positions, F-5 Networks, PACCAR and Airborne.

WHAT CHANGES DID YOU MAKE AND WHY?
The few changes made to the Portfolio as the year unfolded were to further diversify and increase the quality of the holdings. For the most part, stocks eliminated were lower quality and had performed poorly in the risk-adverse environment. To increase the portfolio's cyclical exposure, we added PACCAR, the maker of Kenworth and Peterbilt heavy trucks; Monaco Coach, a manufacturer of luxury RVs; and Airborne.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
I believe we are in the early stages of a slow economic recovery which will eventually lead to improving corporate profits. Further, new legislation from Congress, industry changes separating investment banking from research and the passage of time are putting the spate of corporate malfeasance issues behind us. Only the potential for a war with Iraq remains a major unknown. As we move through 2003, I believe the risks will decrease and the market will improve.

Because I anticipate a better environment and because the objective of the SAFECO RST Northwest Portfolio is to reflect the long-term growth of the Northwest economy, I have maintained a pro-growth, pro-cyclical bias in the Portfolio. I believe this strategy will lead to superior results when a better environment returns.

Bill Whitlow, MBA, CFA

VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY; BA CHEMISTRY, UNIVERSITY OF COLORADO (1967); MBA FINANCE, U.C. BERKELEY (1974); CHARTERED FINANCIAL ANALYST
(CFA) (1980).

BILL WHITLOW, A NATIONALLY QUOTED AUTHORITY ON NORTHWEST STOCKS, BEGAN HIS INVESTMENT CAREER AT SAFECO IN 1976, STAYING FOUR YEARS AND THEN RETURNING APRIL 1997. HE HAS OVER 25 YEARS OF INVESTMENT EXPERIENCE. BEFORE HIS RETURN TO SAFECO, WHITLOW WAS A PRINCIPAL WITH PACIFIC CREST SECURITIES IN PORTLAND, OR. HE IS CURRENTLY ON THE GOVERNOR'S COUNCIL OF ECONOMIC ADVISORS FOR THE STATE OF WASHINGTON.

Performance Overview & Highlights
SAFECO RST NORTHWEST PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2002             1 YEAR       5 YEAR     SINCE INCEPTION*
---------------------------------------------------------------------------------------------
SAFECO RST NORTHWEST PORTFOLIO                     (24.02)%      (1.68)%         4.22%
S&P 500 INDEX                                      (22.12)%      (0.59)%         9.48%
WM GROUP NW 50 INDEX                               (19.78)%       4.51 %        10.25%

* Graph and average annual return comparison begins January 7, 1993, inception date of the Portfolio.

Performance does not reflect the deduction for taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

[CHART]

INVESTMENT VALUES:

               SAFECO RST
               NORTHWEST    S&P 500       WM GROUP
               PORTFOLIO    INDEX         NW 50 INDEX
Jan-93         $   10,000   $   10,000     $   10,000
Jan-93         $   10,080   $   10,200     $   10,142
Feb-93         $    9,460   $   10,339     $    9,812
Mar-93         $    9,710   $   10,557     $   10,204
Apr-93         $    9,400   $   10,302     $    9,962
May-93         $    9,640   $   10,577     $   10,195
Jun-93         $    9,550   $   10,608     $    9,962
Jul-93         $    9,500   $   10,565     $    9,592
Aug-93         $    9,700   $   10,965     $    9,972
Sep-93         $    9,800   $   10,879     $    9,734
Oct-93         $    9,920   $   11,103     $   10,069
Nov-93         $    9,980   $   10,998     $   10,272
Dec-93         $   10,025   $   11,131     $   10,395
Jan-94         $   10,227   $   11,509     $   10,697
Feb-94         $   10,580   $   11,197     $   10,845
Mar-94         $   10,297   $   10,710     $   10,449
Apr-94         $   10,247   $   10,847     $   10,405
May-94         $   10,136   $   11,024     $   10,548
Jun-94         $    9,995   $   10,755     $   10,214
Jul-94         $   10,166   $   11,107     $   10,278
Aug-94         $   10,610   $   11,562     $   10,857
Sep-94         $   10,620   $   11,280     $   10,427
Oct-94         $   10,731   $   11,532     $   10,350
Nov-94         $   10,479   $   11,113     $   10,150
Dec-94         $   10,391   $   11,277     $   10,192
Jan-95         $   10,178   $   11,570     $   10,148
Feb-95         $   10,340   $   12,020     $   10,509
Mar-95         $   10,746   $   12,374     $   10,842
Apr-95         $   10,767   $   12,738     $   11,155
May-95         $   10,898   $   13,247     $   11,143
Jun-95         $   11,446   $   13,554     $   11,807
Jul-95         $   12,136   $   14,003     $   12,241
Aug-95         $   12,390   $   14,038     $   12,461
Sep-95         $   12,167   $   14,630     $   12,903
Oct-95         $   11,873   $   14,578     $   12,589
Nov-95         $   11,609   $   15,217     $   12,760
Dec-95         $   11,162   $   15,511     $   12,899
Jan-96         $   11,131   $   16,038     $   12,816
Feb-96         $   11,440   $   16,187     $   13,097
Mar-96         $   12,068   $   16,343     $   13,517
Apr-96         $   12,366   $   16,584     $   14,314
May-96         $   12,551   $   17,011     $   14,531
Jun-96         $   12,294   $   17,075     $   14,453
Jul-96         $   11,800   $   16,321     $   13,728
Aug-96         $   12,119   $   16,666     $   14,393
Sep-96         $   12,304   $   17,603     $   14,750
Oct-96         $   11,996   $   18,089     $   14,632
Nov-96         $   12,489   $   19,455     $   15,675
Dec-96         $   12,551   $   19,069     $   16,026
Jan-97         $   13,421   $   20,260     $   16,725
Feb-97         $   13,400   $   20,419     $   17,020
Mar-97         $   12,851   $   19,582     $   16,533
Apr-97         $   13,235   $   20,750     $   17,255
May-97         $   14,073   $   22,012     $   18,652
Jun-97         $   14,871   $   22,998     $   19,516
Jul-97         $   16,186   $   24,827     $   21,279
Aug-97         $   15,761   $   23,437     $   20,572
Sep-97         $   16,549   $   24,720     $   21,993
Oct-97         $   15,772   $   23,896     $   20,521
Nov-97         $   16,569   $   25,001     $   21,748
Dec-97         $   16,445   $   25,430     $   21,238
Jan-98         $   16,250   $   25,711     $   21,138
Feb-98         $   17,906   $   27,564     $   23,280
Mar-98         $   18,035   $   28,975     $   24,370
Apr-98         $   18,511   $   29,266     $   24,554
May-98         $   17,137   $   28,764     $   23,072
Jun-98         $   17,505   $   29,931     $   24,498
Jul-98         $   16,467   $   29,613     $   22,979
Aug-98         $   13,188   $   25,336     $   19,295
Sep-98         $   13,946   $   26,959     $   20,185
Oct-98         $   14,833   $   29,150     $   22,420
Nov-98         $   16,131   $   30,916     $   24,964
Dec-98         $   16,921   $   32,697     $   27,946
Jan-99         $   17,970   $   34,064     $   29,343
Feb-99         $   17,278   $   33,006     $   28,906
Mar-99         $   17,505   $   34,326     $   30,930
Apr-99         $   17,895   $   35,655     $   32,158
May-99         $   18,695   $   34,814     $   32,199
Jun-99         $   20,134   $   36,746     $   33,689
Jul-99         $   19,691   $   35,598     $   31,106
Aug-99         $   19,723   $   35,421     $   31,009
Sep-99         $   19,474   $   34,450     $   30,378
Oct-99         $   21,497   $   36,630     $   31,958
Nov-99         $   23,272   $   37,377     $   32,478
Dec-99         $   26,164   $   39,578     $   35,716
Jan-00         $   26,244   $   37,589     $   35,253
Feb-00         $   29,175   $   36,878     $   36,668
Mar-00         $   29,798   $   40,486     $   38,831
Apr-00         $   26,164   $   39,264     $   35,260
May-00         $   25,125   $   38,458     $   32,995
Jun-00         $   28,356   $   39,406     $   34,053
Jul-00         $   27,075   $   38,793     $   33,300
Aug-00         $   28,402   $   41,203     $   35,745
Sep-00         $   25,495   $   39,028     $   33,953
Oct-00         $   25,552   $   38,863     $   34,972
Nov-00         $   22,149   $   35,799     $   32,658
Dec-00         $   22,256   $   35,975     $   35,178
Jan-01         $   23,916   $   37,251     $   36,317
Feb-01         $   21,415   $   33,854     $   32,657
Mar-01         $   19,533   $   31,710     $   30,364
Apr-01         $   20,328   $   34,174     $   33,039
May-01         $   21,169   $   34,403     $   33,795
Jun-01         $   21,754   $   33,565     $   33,976
Jul-01         $   20,842   $   33,235     $   33,214
Aug-01         $   19,673   $   31,154     $   31,585
Sep-01         $   17,172   $   28,639     $   27,564
Oct-01         $   17,908   $   29,186     $   29,084
Nov-01         $   19,217   $   31,424     $   31,717
Dec-01         $   19,888   $   31,700     $   33,011
Jan-02         $   19,607   $   31,237     $   33,464
Feb-02         $   18,530   $   30,635     $   32,946
Mar-02         $   19,888   $   31,787     $   34,145
Apr-02         $   19,279   $   29,860     $   32,013
May-02         $   18,776   $   29,640     $   31,571
Jun-02         $   17,558   $   27,528     $   30,029
Jul-02         $   15,849   $   25,377     $   26,529
Aug-02         $   15,568   $   25,543     $   26,072
Sep-02         $   13,894   $   22,767     $   23,961
Oct-02         $   15,006   $   24,771     $   26,603
Nov-02         $   15,884   $   26,234     $   28,784
Dec-02         $   15,111   $   24,688     $   26,482

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                               PERCENT OF
TOP FIVE INDUSTRIES                            NET ASSETS
---------------------------------------------------------
Banks                                              18%
Pharmaceuticals                                     8
Food Retail                                         6
Air Freight & Couriers                              5
Biotechnology                                       4

                                             PERCENT OF
TOP TEN HOLDINGS                             NET ASSETS
-------------------------------------------------------
Expeditors International of Washington, Inc.    3.8%
  (Air Freight & Couriers)
Bank of America Corp.                           3.7
  (Banks)
U.S. Bancorp                                    3.7
  (Banks)
Microsoft Corp.                                 3.6
  (Systems Software)
Washington Mutual, Inc.                         3.6
  (Banks)
Pfizer, Inc.                                    3.4
  (Pharmaceuticals)
Tektronix, Inc.                                 3.2
  (Electronic Equipment & Instruments)
Starbucks Corp.                                 3.2
  (Restaurants)
Schnitzer Steel Industries, Inc.                3.1
  (Steel)
Wyeth                                           3.1
  (Pharmaceuticals)

[CHART]

WEIGHTINGS AS A PERCENT OF NET ASSETS

Large - Common Stocks: ($4 Bil. and above)                 49.3%
Medium - Common Stocks: ($1.5 Bil.-$4 Bil.)                 7.0%
Small - Common Stocks: (Less than $1.5 Bil.)               42.8%
Cash & Other:                                               0.9%

Portfolio of Investments
SAFECO RST NORTHWEST PORTFOLIO
As of December 31, 2002

                                                   VALUE
SHARES OR PRINCIPAL AMOUNT                       (000's)
--------------------------------------------------------
COMMON STOCKS--99.1%

AEROSPACE & DEFENSE--1.4%
     16,700   Boeing Co.                         $   551

AIR FREIGHT & COURIERS--5.2%
     38,000   Airborne, Inc.                         564
     43,800   Expeditors International of          1,430
              Washington, Inc.

AIRLINES--2.5%
     43,300 * Alaska Air Group, Inc.                 937

APPLICATION SOFTWARE--2.4%
    223,200 * Captaris, Inc.                         536
     19,720 * NetIQ Corp.                            244
    290,000 * Primus Knowledge  Solutions, Inc.      122

AUTOMOBILE MANUFACTURERS--1.3%
     30,000 * Monaco Coach Corp.                     497

BANKS--17.7%
     20,400   Bank of America Corp.                1,419
     34,900   Pacific Northwest Bancorp              873
     66,000   U.S. Bancorp                         1,401
     55,650   Washington Banking Co.                 662
     39,400   Washington Mutual, Inc.              1,361
     68,000   West Coast Bancorp, Inc.             1,030

BIOTECHNOLOGY--4.3%
     10,000 * Amgen, Inc.                            483
     57,500 * Corixa Corp.                           367
     62,000 * Dendreon Corp.                         329
     19,700 * Icos Corp.                             461

CATALOG RETAIL--2.4%
     46,800 * Coldwater Creek, Inc.                  899

CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS--2.1%
     17,200   PACCAR, Inc.                           793

DIVERSIFIED CHEMICALS--2.6%
     71,800   Penford Corp.                        1,000

DIVERSIFIED COMMERCIAL SERVICES--3.1%
     48,000 * Ambassadors Group, Inc.                621
     35,500   IMS Health, Inc.                       568

ELECTRIC UTILITIES--1.9%
     48,200   Avista Corp.                       $   557
     48,000 * Calpine Corp.                          156

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
     67,200 * Tektronix, Inc.                      1,222

FOOD RETAIL--5.5%
     68,300 * Kroger Co.                           1,055
     44,700 * Safeway, Inc.                        1,044

GENERAL MERCHANDISE STORES--3.0%
     40,300 * Costco Wholesale Corp.               1,131

HEALTH CARE EQUIPMENT--2.0%
     57,100 * SonoSite, Inc.                         746

HEALTH CARE SUPPLIES--0.8%
     61,000 * AVI BioPharma, Inc.                    305

INTEGRATED OIL & GAS--1.9%
     17,500   BP, plc (ADR)                          711

INTEGRATED TELECOMMUNICATIONS SERVICES--1.0%
     13,000   CenturyTel, Inc.                       382

INTERNET SOFTWARE & SERVICES--1.1%
     40,000 * F5 Networks, Inc.                      430

LEISURE PRODUCTS--1.1%
     47,000 * Ambassadors International,  Inc.       423

LIFE & HEALTH INSURANCE--3.1%
     24,000   StanCorp Financial Group, Inc.       1,172

MOVIES & ENTERTAINMENT--0.8%
     81,000 * RealNetworks, Inc.                     309

NETWORKING EQUIPMENT--1.5%
     25,227 * Avocent Corp.                          561

OIL & GAS DRILLING--1.9%
     31,000   Transocean Sedco Forex, Inc.           719

OIL & GAS EXPLORATION & PRODUCTION--1.9%
     15,500   Anadarko Petroleum Corp.               742

PERSONAL PRODUCTS--1.2%
     33,000 * Nautilus Group, Inc.                   441

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   VALUE
SHARES OR PRINCIPAL AMOUNT                       (000's)
--------------------------------------------------------
PHARMACEUTICALS--8.2%
     59,700 * Penwest Pharmaceuticals Co.        $   633
     42,400   Pfizer, Inc.                         1,296
     31,700   Wyeth                                1,186

RESTAURANTS--3.2%
     59,300 * Starbucks Corp.                      1,209

SEMICONDUCTOR EQUIPMENT--1.6%
     39,700   Intel Corp.                            618

SEMICONDUCTORS--1.3%
     26,000 * Micron Technology, Inc.                253
     59,000 * TriQuint Semiconductor, Inc.           250

STEEL--3.1%
     57,000   Schnitzer Steel Industries,  Inc.    1,191

SYSTEMS SOFTWARE--3.6%
     26,400 * Microsoft Corp.                      1,365

WIRELESS TELECOMMUNICATIONS SERVICES--1.2%
     84,000 * AT&T Wireless Services, Inc.           475
                                                 -------
TOTAL COMMON STOCKS (COST $47,952)                37,730
                                                 -------

CASH EQUIVALENTS--0.9%

INVESTMENT COMPANIES
    354,932   AIM Short-Term Investments Co.     $   355
              Liquid Assets Money Market
              Portfolio (Institutional Shares)
                                                 -------
TOTAL CASH EQUIVALENTS (COST $355)                   355
                                                 -------

TOTAL INVESTMENTS (COST $48,307)--
   100.0%                                         38,085

   OTHER ASSETS, LESS LIABILITIES                    (26)
                                                 -------
NET ASSETS                                       $38,059
                                                 =======

  * Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

Report From the Portfolio Manager
SAFECO RST SMALL COMPANY VALUE PORTFOLIO
December 31, 2002

[PHOTO OF GREG EISEN]

HOW DID THE PORTFOLIO PERFORM?
Though it posted a negative return for the year, the SAFECO RST Small Company Value Portfolio performed substantially better than the benchmark Russell 2000 Value Index for the year ending December 31, 2002.

WHAT FACTORS IMPACTED PERFORMANCE?
Winning sector and stock selection account for the performance advantage achieved during the year. I correctly perceived that technology industries were not going to bounce back quickly and was conservative in allocating money there. Another correct sector decision was in financials. Small banks continued to perform well in a declining interest rate environment. Also, the Portfolio held more positions of smaller size than in prior years, and this helped soften the blow of the inevitable earnings torpedoes when we did suffer them.

WHAT CHANGES DID YOU MAKE AND WHY?
We attempted to lock in profits on stocks that had accomplished targeted goals. Positions were either sold entirely (e.g. Riggs Bank, Websense, Patterson UTI), or cut back substantially (e.g. ITT Educational, Macatawa Bank). Other positions were exited for less auspicious reasons--losing positions were acknowledged and the money redeployed (e.g. Mikohn Gaming, DeVry).

Some new positions such as Black Box Corp. have been added with an eye towards participating in the economic recovery and renewal of growth in corporate spending. Successful stocks this year included Schnitzer Steel, Owens Illinois, Black Box, and CPB, Inc. Some unsuccessful names that remain in the Portfolio include Optimal Robotics, Insight Enterprises and SonoSite. I think the first two have an opportunity to recover when spending picks up. SonoSite continues to ramp up sales at a high rate and I'm pleased with their operational performance.

The Portfolio is broadly diversified over all the economic sectors, exposed to a significant selection of industries. I try to emphasize companies with sustainable business models, healthy balance sheets and free cash flow, yet purchase these at cheap valuations.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
Looking ahead, I believe the overall economy will show better growth in 2003 than we witnessed in 2002. Yet the road to recovery will be bumpy, with its share of potholes along the way. I am trying to position the Portfolio with companies that will participate in the upturn as it happens, while still being strong enough not to be crushed if the positive scenario is delayed.

Greg Eisen, CFA

ASSISTANT VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY; BA BUSINESS ADMINISTRATION, RUTGERS UNIVERSITY (1978); CHARTERED FINANCIAL ANALYST
(CFA)(1995)

IN 1986, GREG EISEN JOINED SAFECO AS A FINANCIAL ANALYST. IN 1992, HE BECAME A SECURITIES ANALYST. HE WAS NAMED PORTFOLIO MANAGER IN 1996 AND IS CURRENTLY MANAGER OF THE SAFECO SMALL COMPANY VALUE FUND, WHICH HE HAS MANAGED SINCE ITS INCEPTION.

Performance Overview & Highlights
SAFECO RST SMALL COMPANY VALUE PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2002         1 YEAR       5 YEAR       SINCE INCEPTION*
-------------------------------------------------------------------------------------------
SAFECO RST SMALL COMPANY VALUE PORTFOLIO        (4.56)%       0.08%            4.58%
RUSSELL 2000 VALUE INDEX                       (11.42)%       2.71%            7.26%

* Graph and average annual return comparison begins April 30, 1997, inception date of the Portfolio.
Performance does not reflect the deduction for taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

[CHART]

INVESTMENT VALUES:

                    SAFECO RST
                    SMALL COMPANY      RUSSELL 2000
                    VALUE PORTFOLIO     VALUE INDEX
30-Apr-97                $   10,000      $   10,000
31-May-97                $   10,680      $   10,796
30-Jun-97                $   11,230      $   11,342
31-Jul-97                $   12,010      $   11,819
31-Aug-97                $   12,240      $   12,006
30-Sep-97                $   13,450      $   12,805
31-Oct-97                $   12,920      $   12,456
30-Nov-97                $   12,840      $   12,593
31-Dec-97                $   12,840      $   13,020
31-Jan-98                $   12,757      $   12,784
28-Feb-98                $   14,006      $   13,557
31-Mar-98                $   15,495      $   14,107
30-Apr-98                $   16,162      $   14,177
31-May-98                $   15,443      $   13,675
30-Jun-98                $   15,100      $   13,598
31-Jul-98                $   13,506      $   12,533
31-Aug-98                $    9,549      $   10,570
30-Sep-98                $    9,997      $   11,167
31-Oct-98                $    9,726      $   11,498
30-Nov-98                $    9,893      $   11,810
31-Dec-98                $   10,278      $   12,180
31-Jan-99                $   10,611      $   11,903
28-Feb-99                $    9,955      $   11,091
31-Mar-99                $    9,414      $   10,999
30-Apr-99                $    9,331      $   12,003
31-May-99                $    9,404      $   12,372
30-Jun-99                $    9,622      $   12,820
31-Jul-99                $    9,789      $   12,516
31-Aug-99                $    9,341      $   12,058
30-Sep-99                $    9,372      $   11,817
31-Oct-99                $    9,424      $   11,581
30-Nov-99                $   10,664      $   11,641
31-Dec-99                $   11,861      $   11,999
31-Jan-00                $   11,372      $   11,685
29-Feb-00                $   12,267      $   12,399
31-Mar-00                $   12,476      $   12,457
30-Apr-00                $   12,028      $   12,531
31-May-00                $   11,143      $   12,340
30-Jun-00                $   11,726      $   12,700
31-Jul-00                $   11,320      $   13,123
31-Aug-00                $   12,194      $   13,710
30-Sep-00                $   11,851      $   13,632
31-Oct-00                $   10,966      $   13,584
30-Nov-00                $   10,320      $   13,307
31-Dec-00                $   11,147      $   14,737
31-Jan-01                $   12,733      $   15,144
28-Feb-01                $   12,170      $   15,123
31-Mar-01                $   11,710      $   14,881
30-Apr-01                $   12,493      $   15,569
31-May-01                $   12,712      $   15,970
30-Jun-01                $   13,192      $   16,612
31-Jul-01                $   12,660      $   16,240
31-Aug-01                $   12,504      $   16,184
30-Sep-01                $   11,418      $   14,397
31-Oct-01                $   12,107      $   14,773
30-Nov-01                $   12,608      $   15,835
31-Dec-01                $   13,504      $   16,804
31-Jan-02                $   13,494      $   17,027
28-Feb-02                $   13,188      $   17,131
31-Mar-02                $   14,232      $   18,414
30-Apr-02                $   14,812      $   19,062
31-May-02                $   14,791      $   18,431
30-Jun-02                $   14,253      $   18,023
31-Jul-02                $   12,218      $   15,346
31-Aug-02                $   12,282      $   15,277
30-Sep-02                $   11,934      $   14,186
31-Oct-02                $   12,345      $   14,399
30-Nov-02                $   12,946      $   15,549
31-Dec-02                $   12,888      $   14,884

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                                PERCENT OF
TOP FIVE INDUSTRIES                             NET ASSETS
-----------------------------------------------------------
Banks                                              13%
Trucking                                            6
Real Estate Investment Trust                        5
Networking Equipment                                4
Steel                                               4

                                                PERCENT OF
TOP TEN HOLDINGS                                NET ASSETS
----------------------------------------------------------
Nordic American Tanker Shipping, Ltd.              3.0%
  (Marine)
CPB, Inc.                                          2.7
  (Banks)
Alliance Gaming Corp.                              2.6
  (Casinos & Gaming)
Key Energy Services, Inc.                          2.4
  (Oil & Gas Drilling)
Universal Corp.                                    2.3
  (Tobacco)
Cash America International, Inc                    2.3
  (Consumer Finance)
Anixter International, Inc.                        2.3
  (Networking Equipment)
United Defense Industries, Inc.                    2.2
  (Aerospace & Defense)
Precision Castparts Corp.                          2.1
  (Diversified Metals & Mining)
Wet Seal, Inc. (Class A)                           2.1
  (Apparel Retail)

[CHART]

WEIGHTINGS AS A PERCENT OF NET ASSETS

Mid-Cap - Common Stocks: ($1.5 Billion - $4 Billion)              3.5%
Small Cap - Common Stocks (Under $1.5 Billion)
a) Large (Over $750 million):                                    35.9%
b) Medium ($250 - $750 million):                                 29.0%
c) Small (Under $250 million):                                   26.1%
Preferred Stocks:                                                 3.2%
Cash & Other:                                                     2.3%

Portfolio of Investments
SAFECO RST SMALL COMPANY VALUE PORTFOLIO
As of December 31, 2002  VALUE

                                                           VALUE
SHARES OR PRINCIPAL AMOUNT                               (000's)
----------------------------------------------------------------
COMMON STOCKS--94.5%

AEROSPACE & DEFENSE--2.2%
     23,100 * United Defense Industries, Inc.         $      538

APPAREL RETAIL--2.1%
     48,000   Wet Seal, Inc. (Class A)                       517

BANKS--13.0%
      7,300   Alabama National BanCorp                       318
     30,300 * BankUnited Financial Corp. (Class A)           490
      8,700   BostonFed Bancorp, Inc.                        232
     18,468   Camco Financial Corp.                          262
     24,000   CPB, Inc.                                      659
     29,910 * Hanmi Financial Corp.                          502
     11,876   Macatawa Bank Corp.                            236
     24,000   Pacific Crest Capital, Inc.                    379
      3,960   Southern Financial Bancorp, Inc.               119

BUILDING PRODUCTS--1.0%
     14,800   Elcor Corp.                                    256

CASINOS & GAMING--2.6%
     37,800 * Alliance Gaming Corp.                          644

CATALOG RETAIL--1.5%
     44,800 * Insight Enterprises, Inc.                      372

CONSTRUCTION & ENGINEERING--1.8%
     31,000   URS Corp.                                      441

CONSTRUCTION MATERIALS--2.4%
      5,850   Florida Rock Industries, Inc.                  223
     12,400   Martin Marietta Materials, Inc.                380

CONSUMER FINANCE--3.3%
     33,000 * AmeriCredit Corp.                              255
     58,800   Cash America International, Inc.               560

DISTRIBUTORS--1.7%
     29,800 * Building Materials Holding Corp.               426

DIVERSIFIED COMMERCIAL SERVICES--2.7%
     10,600 * ITT Educational Services, Inc.                 250
     12,100   Landauer, Inc.                                 420

DIVERSIFIED FINANCIAL SERVICES--2.9%
     73,000 * Rent-Way, Inc.                                 255
     27,600   SWS Group, Inc.                                374
      6,900   Westwood Holdings Group, Inc.                   93

DIVERSIFIED METALS & MINING--2.1%
     21,600   Precision Castparts Corp.               $      524

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
     38,700 * Optimal Robotics Corp. (Class A)               232

GAS UTILITIES--1.7%
     23,900   NUI Corp.                                      413

HEALTH CARE DISTRIBUTORS & SERVICES--1.5%
     61,200   Hooper Holmes, Inc.                            376

HEALTH CARE EQUIPMENT--2.4%
      8,400 * INAMED Corp.                                   259
     26,300 * SonoSite, Inc.                                 344

HEALTH CARE SUPPLIES--1.2%
     37,900 * Thoratec Corp.                                 289

HOMEBUILDING--2.0%
      8,200 * Beazer Homes USA, Inc.                         497

HOUSEWARES & SPECIALITIES--2.0%
     12,600   Lancaster Colony Corp.                         492

INDUSTRIAL MACHINERY--1.1%
      7,400   Roper Industries, Inc.                         271

INTEGRATED OIL & GAS--2.0%
     23,600   World Fuel Services Corp.                      484

LIFE & HEALTH INSURANCE--2.0%
      9,900   StanCorp Financial Group, Inc.                 484

MANAGED HEALTH CARE--1.1%
     14,100 * National Dentex Corp.                          275

MARINE--3.0%
     54,900   Nordic American Tanker Shipping, Ltd.          743

METAL & GLASS CONTAINERS--1.5%
     24,500 * Owens-Illinois, Inc.                           357

NETWORKING EQUIPMENT--4.1%
     24,000 * Anixter International, Inc.                    558
     10,300 * Black Box Corp.                                461

OIL & GAS DRILLING--2.4%
     65,200 * Key Energy Services, Inc.                      585

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                           VALUE
SHARES OR PRINCIPAL AMOUNT                               (000's)
----------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--1.6%
     26,800 * Lone Star Technologies, Inc.            $      399

PAPER PACKAGING--1.7%
     36,400 * Constar International, Inc.                    428

PROPERTY & CASUALTY INSURANCE--2.7%
     22,700   First American Corp.                           504
      5,600   RLI Corp.                                      156

REAL ESTATE INVESTMENT TRUST--4.6%
     10,200   Alexandria Real Estate Equities, Inc.          435
      9,900   Camden Property Trust                          327
     13,200   First Industrial Realty Trust, Inc.            370

RESTAURANTS--1.0%
     14,600 * Jack in the Box, Inc.                          252

SPECIALTY STORES--2.0%
     18,900   Regis Corp.                                    491

STEEL--3.6%
     24,100   Schnitzer Steel Industries, Inc.               504
     23,200 * Shaw Group, Inc.                               382

TELECOMMUNICATIONS EQUIPMENT--1.1%
     17,800 * Plantronics, Inc.                              269

TOBACCO--2.3%
     15,200   Universal Corp.                                562

TRUCKING--5.6%
     17,600 * Arkansas Best Corp.                            457
      8,600 * Landstar System, Inc.                          502
     16,600 * P.A.M. Transportation Services, Inc.           418
                                                      ----------
TOTAL COMMON STOCKS (COST $22,391)                        23,301
                                                      ----------

PREFERRED STOCKS--3.2%

ELECTRIC UTILITIES--3.2%
      1,530   Cincinnati Gas & Electric Co.           $      141
              Callable 1/27/03 @ $108.00
      1,300   Connecticut Light & Power Co.                   39
              Callable 1/27/03 @ $51.00
      1,900   Connecticut Light & Power Co.                   59
              Callable 1/27/03 @ $54.00
      1,700   Great Plains Energy, Inc.                      107
              Callable 1/27/03 @ $101.00
      2,550   Jersey Central Power & Light                   148
              Co. Callable 1/27/03 @ $106.50
      2,007   Massachusetts Electric Co.                     141
              Callable 1/27/03 @ $103.73
      8,280   PSI Energy, Inc.                               143
              Callable 1/27/03 @ $25.00
                                                      ----------
TOTAL PREFERRED STOCKS (COST $782)                           778
                                                      ----------

CASH EQUIVALENTS--4.9%

INVESTMENT COMPANIES
  1,214,052   AIM Short-Term Investments Co.               1,214
              Liquid Assets Money Market
              Portfolio (Institutional Shares)
                                                      ----------
TOTAL CASH EQUIVALENTS (COST $1,214)                       1,214
                                                      ----------
TOTAL INVESTMENTS
   (COST $24,387)--102.6%                                 25,293

OTHER ASSETS, LESS LIABILITIES                              (630)
                                                      ----------
NET ASSETS                                            $   24,663
                                                      ==========

* Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

Report From the Portfolio Manager
SAFECO RST BOND PORTFOLIO
December 31, 2002

[PHOTO OF MICHAEL HUGHES

HOW DID THE PORTFOLIO PERFORM?
The year ended December 31, 2002 turned out to be a great year for government bonds and a poor year for investment-grade corporate bonds with the performance of the SAFECO RST Bond Portfolio coming in somewhere in between. The RST Bond Portfolio posted solidly positive results, somewhat dulling the pain from its negative relative returns, which lagged the Lehman Aggregate Bond Index and the Lehman Government/Corporate Bond Index.

WHAT FACTORS IMPACTED THE PORTFOLIO'S PERFORMANCE?
The year began in the ashes of terrorism, under the cloud of the Enron scandal and a global recession. It ended with concerns about imminent military conflict with Iraq, nuclear tensions in North Korea, and the threat of another recession with deflationary implications.

The stigma of Enron coupled with a blitz of corporate accounting scandals, bankruptcies, defaults, ratings downgrades and a weak economy decimated corporate bonds. In truth, only a very small minority of corporations were actually found to have problems with their accounting practices and/or management teams over the past year, but the markets often acted as if this less than 0.5% of issuers were more like 50%.

At SAFECO Asset Management we have always prided ourselves on the quality of our credit research team. This year's unprecedented circumstances and extraordinary market volatility tested our credit analysts. But out of over 60 corporate names I held during 2002, only six positions posted negative total returns. These names -- WorldCom, Qwest, El Paso, Sprint, United Airlines and AOL--accounted for nearly all of the portfolio's underperformance this year, lowering portfolio performance by 2%.

WHAT CHANGES DID YOU MAKE AND WHY?
I completely liquidated holdings in Worldcom, Qwest, Sprint and El Paso. I cut my holdings in AOL in half, and I continue to hold onto investment grade, senior, secured United Airlines notes.

In response to the corporate market's volatility I have taken further steps to increase the portfolio's defensiveness without giving away all of its potential upside. During the fourth quarter, I increased the diversification within my corporate holdings. I added six new names: Washington Mutual, Kinder Morgan, Newell Rubbermaid, Countrywide Financial, Target and California State Dept. of Water Resources. I also reduced holdings in Ford, Household, PEG Power, General Motors, and Safeway; and liquidated two others--Sprint and Hewlett Packard.

Because I believe the next major move in interest rates will be towards higher yields and a flatter yield curve, I am maintaining my duration slightly below benchmark. Additionally, I initiated a position in U.S. Treasury Inflation Protected Securities (TIPS), which should outperform conventional Treasuries in a rising rate environment. Finally, I have allocated roughly 5% of the portfolio to high-quality floating-rate-notes, which are relatively immune to interest rate increases.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
The economy is currently at a crossroads. My best guess is that the economy will improve marginally in 2003, leading to a much better economic environment in 2004. The Fed may ease rates one more time, but by late 2003 we are likely to witness the beginning of the next Fed tightening cycle. As a tightening cycle approaches, yields will rise and the yield curve will flatten. Corporate bonds should perform well on a relative basis due to their high initial yield spread, some measure of economic recovery, heightened demand from investors looking for yield and reduced issuance.

Given the generally low starting yields it is unlikely that bonds will match the performance of the last three years. Given the current environment, I look for the RST Bond Portfolio to produce lower absolute but substantially better relative returns.

Michael Hughes, MBA, CFA

VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY; MAGNA CUM LAUDE BS FINANCE, UNIVERSITY OF COLORADO; MBA, UNIVERSITY OF SOUTHERN CALIFORNIA (1992); CHARTERED FINANCIAL ANALYST (CFA)(1995)

MICHAEL BEGAN HIS INVESTMENT CAREER IN 1983 AND JOINED SAFECO AS A PORTFOLIO MANAGER IN JANUARY 1997.

Performance Overview & Highlights
SAFECO RST BOND PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2002              1 YEAR      5 YEAR      10 YEAR
-------------------------------------------------------------------------------------
SAFECO RST BOND PORTFOLIO                             7.79%       6.21%        6.42%
LEHMAN BROTHERS GOV'T/CORP. BOND INDEX               11.04%       7.62%        7.61%
LEHMAN BROTHERS AGGREGATE BOND INDEX                 10.25%       7.55%        7.51%

Performance does not reflect the deduction for taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

[CHART]

INVESTMENT VALUES:

                              LEHMAN BROTHERS   LEHMAN BROTHERS
             SAFECO RST       GOV'T/CORP        AGGREGATE
             BOND PORTFOLIO   BOND INDEX        BOND INDEX
Dec-92             $ 10,000          $ 10,000          $ 10,000
Jan-93             $ 10,222          $ 10,218          $ 10,192
Feb-93             $ 10,444          $ 10,430          $ 10,370
Mar-93             $ 10,499          $ 10,465          $ 10,413
Apr-93             $ 10,582          $ 10,545          $ 10,486
May-93             $ 10,564          $ 10,540          $ 10,499
Jun-93             $ 10,758          $ 10,779          $ 10,690
Jul-93             $ 10,804          $ 10,848          $ 10,750
Aug-93             $ 11,054          $ 11,097          $ 10,938
Sep-93             $ 11,118          $ 11,136          $ 10,968
Oct-93             $ 11,174          $ 11,181          $ 11,009
Nov-93             $ 10,998          $ 11,055          $ 10,916
Dec-93             $ 11,055          $ 11,103          $ 10,975
Jan-94             $ 11,214          $ 11,270          $ 11,123
Feb-94             $ 10,935          $ 11,025          $ 10,930
Mar-94             $ 10,707          $ 10,755          $ 10,660
Apr-94             $ 10,637          $ 10,666          $ 10,575
May-94             $ 10,637          $ 10,647          $ 10,574
Jun-94             $ 10,627          $ 10,622          $ 10,550
Jul-94             $ 10,756          $ 10,834          $ 10,760
Aug-94             $ 10,796          $ 10,838          $ 10,773
Sep-94             $ 10,697          $ 10,674          $ 10,615
Oct-94             $ 10,697          $ 10,662          $ 10,605
Nov-94             $ 10,687          $ 10,643          $ 10,582
Dec-94             $ 10,730          $ 10,714          $ 10,655
Jan-95             $ 10,878          $ 10,919          $ 10,866
Feb-95             $ 11,057          $ 11,172          $ 11,124
Mar-95             $ 11,120          $ 11,247          $ 11,192
Apr-95             $ 11,267          $ 11,404          $ 11,349
May-95             $ 11,688          $ 11,882          $ 11,788
Jun-95             $ 11,782          $ 11,977          $ 11,874
Jul-95             $ 11,698          $ 11,931          $ 11,848
Aug-95             $ 11,856          $ 12,084          $ 11,991
Sep-95             $ 11,982          $ 12,206          $ 12,107
Oct-95             $ 12,182          $ 12,386          $ 12,265
Nov-95             $ 12,424          $ 12,590          $ 12,449
Dec-95             $ 12,648          $ 12,775          $ 12,623
Jan-96             $ 12,682          $ 12,855          $ 12,707
Feb-96             $ 12,380          $ 12,582          $ 12,486
Mar-96             $ 12,257          $ 12,476          $ 12,399
Apr-96             $ 12,246          $ 12,391          $ 12,330
May-96             $ 12,268          $ 12,370          $ 12,305
Jun-96             $ 12,357          $ 12,535          $ 12,470
Jul-96             $ 12,391          $ 12,564          $ 12,504
Aug-96             $ 12,413          $ 12,533          $ 12,483
Sep-96             $ 12,536          $ 12,756          $ 12,701
Oct-96             $ 12,682          $ 13,054          $ 12,982
Nov-96             $ 12,838          $ 13,294          $ 13,204
Dec-96             $ 12,716          $ 13,146          $ 13,082
Jan-97             $ 12,752          $ 13,162          $ 13,122
Feb-97             $ 12,716          $ 13,189          $ 13,154
Mar-97             $ 12,563          $ 13,033          $ 13,008
Apr-97             $ 12,716          $ 13,223          $ 13,203
May-97             $ 12,811          $ 13,347          $ 13,328
Jun-97             $ 12,965          $ 13,507          $ 13,486
Jul-97             $ 13,332          $ 13,920          $ 13,850
Aug-97             $ 13,178          $ 13,764          $ 13,732
Sep-97             $ 13,391          $ 13,980          $ 13,934
Oct-97             $ 13,604          $ 14,204          $ 14,136
Nov-97             $ 13,615          $ 14,279          $ 14,202
Dec-97             $ 13,786          $ 14,429          $ 14,345
Jan-98             $ 14,023          $ 14,632          $ 14,529
Feb-98             $ 13,973          $ 14,602          $ 14,518
Mar-98             $ 14,011          $ 14,647          $ 14,568
Apr-98             $ 14,061          $ 14,721          $ 14,644
May-98             $ 14,235          $ 14,879          $ 14,783
Jun-98             $ 14,385          $ 15,031          $ 14,908
Jul-98             $ 14,373          $ 15,043          $ 14,940
Aug-98             $ 14,710          $ 15,336          $ 15,183
Sep-98             $ 15,097          $ 15,775          $ 15,538
Oct-98             $ 14,935          $ 15,664          $ 15,456
Nov-98             $ 14,960          $ 15,757          $ 15,544
Dec-98             $ 15,013          $ 15,796          $ 15,591
Jan-99             $ 15,092          $ 15,908          $ 15,702
Feb-99             $ 14,684          $ 15,530          $ 15,428
Mar-99             $ 14,737          $ 15,607          $ 15,513
Apr-99             $ 14,763          $ 15,646          $ 15,562
May-99             $ 14,553          $ 15,484          $ 15,426
Jun-99             $ 14,448          $ 15,436          $ 15,377
Jul-99             $ 14,395          $ 15,393          $ 15,311
Aug-99             $ 14,369          $ 15,381          $ 15,304
Sep-99             $ 14,513          $ 15,519          $ 15,481
Oct-99             $ 14,526          $ 15,560          $ 15,538
Nov-99             $ 14,513          $ 15,551          $ 15,537
Dec-99             $ 14,415          $ 15,456          $ 15,462
Jan-00             $ 14,401          $ 15,452          $ 15,412
Feb-00             $ 14,568          $ 15,646          $ 15,598
Mar-00             $ 14,763          $ 15,872          $ 15,804
Apr-00             $ 14,736          $ 15,794          $ 15,758
May-00             $ 14,708          $ 15,780          $ 15,751
Jun-00             $ 14,987          $ 16,102          $ 16,079
Jul-00             $ 15,112          $ 16,273          $ 16,225
Aug-00             $ 15,322          $ 16,503          $ 16,460
Sep-00             $ 15,447          $ 16,565          $ 16,563
Oct-00             $ 15,531          $ 16,669          $ 16,673
Nov-00             $ 15,782          $ 16,954          $ 16,946
Dec-00             $ 16,114          $ 17,288          $ 17,260
Jan-01             $ 16,336          $ 17,578          $ 17,542
Feb-01             $ 16,468          $ 17,760          $ 17,695
Mar-01             $ 16,557          $ 17,841          $ 17,784
Apr-01             $ 16,483          $ 17,707          $ 17,710
May-01             $ 16,557          $ 17,809          $ 17,817
Jun-01             $ 16,631          $ 17,895          $ 17,884
Jul-01             $ 16,985          $ 18,341          $ 18,284
Aug-01             $ 17,177          $ 18,576          $ 18,494
Sep-01             $ 17,354          $ 18,747          $ 18,709
Oct-01             $ 17,723          $ 19,223          $ 19,101
Nov-01             $ 17,428          $ 18,907          $ 18,837
Dec-01             $ 17,287          $ 18,758          $ 18,718
Jan-02             $ 17,411          $ 18,896          $ 18,869
Feb-02             $ 17,567          $ 19,056          $ 19,052
Mar-02             $ 17,240          $ 18,670          $ 18,735
Apr-02             $ 17,489          $ 19,031          $ 19,098
May-02             $ 17,676          $ 19,207          $ 19,261
Jun-02             $ 17,691          $ 19,370          $ 19,427
Jul-02             $ 17,784          $ 19,604          $ 19,662
Aug-02             $ 18,095          $ 20,043          $ 19,994
Sep-02             $ 18,360          $ 20,474          $ 20,317
Oct-02             $ 18,189          $ 20,278          $ 20,225
Nov-02             $ 18,220          $ 20,290          $ 20,219
Dec-02             $ 18,633          $ 20,828          $ 20,637

The performance graph compares a hypothetical $10,000 investment in the Portfolio to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Current Yield (30-day)                4.24%
Weighted Average Maturity       6.39 years

                                         PERCENT OF
BONDS BY TYPE                            NET ASSETS
----------------------------------------------------
U.S. Government Obligations                   18%
Asset Backed Securities                        6
Mortgage Backed Securities                    42
Municipal Bonds                                1
Corporate Bonds                               31
Cash & Other                                   2
                                             ---
                                             100%
                                             ===

[CHART]

CREDIT RATING DISTRIBUTION AS A PERCENT OF NET ASSETS

AAA:                      70%
AA:                        1%
A:                        10%
BBB:                      16%
BB:                        1%
Cash & Other:              2%

PORTFOLIO OF INVESTMENTS
SAFECO RST BOND PORTFOLIO
As of December 31, 2002

                                                        VALUE
PRINCIPAL AMOUNT (000'S)                              (000's)
-------------------------------------------------------------
ASSET BACKED SECURITIES--5.5%

AIRLINES--0.2%
$        90   United Air Lines                       $     69
              7.73%, due 7/01/10

CONSUMER FINANCE--1.6%
        415   Americredit Automobile                      415
              Receivables Trust
              1.68%, due 12/12/07
        420   MBNA Credit Card Master                     421
              Note Trust 1.88%, due 12/15/08

DIVERSIFIED FINANCIAL SERVICES--3.7%
        540   CNH Equipment Trust                         559
              7.34%, due 2/15/07
      1,180   General Motors Acceptance Corp.           1,328
              6.42%, due 5/15/35
                                                     --------
TOTAL ASSET BACKED SECURITIES
   (COST $2,692)                                        2,792
                                                     --------

CORPORATE BONDS--31.5%

AIRLINES--3.1%
        515   American Airlines, Inc.                     514
              2.02%, due 9/23/07
        425   Delta Air Lines, Inc.                       420
              7.11%, due 9/18/11
        180   Northwest Airlines, Inc.                    171
              7.041%, due 4/01/22
        601   United Air Lines 7.783%, due 1/01/14        470

BANKS--1.0%
        320   Washington Mutual Bank Corp.                326
              5.50%, due 1/15/13
        205   Washington Mutual, Inc.                     209
              4.375%, due 1/15/08

COMPUTER HARDWARE--0.8%
        415   International Business Machines Corp.       415
              1.545%, due 9/10/04

CONSUMER FINANCE--1.4%
        515   Countrywide Home Loans, Inc.                520
              3.50%, due 12/19/05
        180   Household Finance Corp.                     201
              7.875%, due 3/01/07

DIVERSIFIED CHEMICALS--1.1%
$       540   Dow Chemical Co.                       $    563
              5.75%, due 12/15/08

DIVERSIFIED FINANCIAL SERVICES--6.9%
        655 # Erac USA Finance Co. (144A)                 753
              8.00%, due 1/15/11
              (acquired 1/09/01)
        300   Ford Motor Credit Co.                       291
              7.25%, due 10/25/11
        510   General Electric Capital Corp.              564
              6.75%, due 3/15/32
        725   General Motors Acceptance Corp.             737
              6.125%, due 9/15/06
        760   John Deere Capital Corp.                    761
              2.01%, due 9/17/04
        370   Morgan Stanley Dean Witter Co.              410
              6.60%, due 4/01/12

ELECTRIC UTILITIES--3.4%
        470   Avista Corp. 7.75%, due 1/01/07             484
        460   National Rural Utilities                    528
              Cooperative Finance Corp.
              7.25%, due 3/01/12
        305   PSEG Power 6.95%, due 6/01/12               310
        420   Puget Sound Energy, Inc.                    433
              6.25%, due 1/16/04

FOOD RETAIL--1.6%
        725   Safeway, Inc. 7.50%, due 9/15/09            831

FOREST PRODUCTS--0.7%
        270   Weyerhaeuser Co. 5.50%, due 3/15/05         283

GENERAL MERCHANDISE STORES--1.2%
        575   Target Corp. 6.35%, due 11/01/32            601

HOME FURNISHINGS--1.0%
        450   Mohawk Industries, Inc.                     491
              6.50%, due 4/15/07

HOUSEHOLD PRODUCTS--0.5%
        275   Newell Rubbermaid, Inc.                     280
              4.625%, due 12/15/09

INTEGRATED OIL & GAS--1.4%
        370   Pemex Project Funding Master Trust          424
              9.125%, due 10/13/10
        270   USX Corp. 6.85%, due 3/01/08                303

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                        VALUE
PRINCIPAL AMOUNT (000's)                              (000's)
-------------------------------------------------------------
INTEGRATED TELECOMMUNICATIONS SERVICES--1.1%
$       535   Verizon Wireless, Inc.                 $    559
              5.375%, due 12/15/06

LIFE & HEALTH INSURANCE--1.7%
        415 # Jackson National Life Global                415
              Funding, LLC (144A)
              1.58125%, due 3/11/05
              (acquired 9/05/02)
        450   Lincoln National Corp.                      463
              5.25%, due 6/15/07

MOVIES & ENTERTAINMENT--0.4%
        215   AOL Time Warner, Inc.                       224
              6.75%, due 4/15/11

OIL & GAS REFINING & MARKETING--0.6%
        305 # Kinder Morgan, Inc. (144A)                  319
              6.50%, due 9/01/12
              (acquired 12/03/02)

TELECOMMUNICATIONS EQUIPMENT--0.4%
        190   Verizon Global Funding Corp.                219
              7.375%, due 9/01/12

TRUCKING--1.8%
        925   Hertz Corp. 7.00%, due 7/01/04              932

WIRELESS TELECOMMUNICATIONS SERVICES--1.4%
        675   TCI Communications, Inc.                    725
              8.65%, due 9/15/04
                                                     --------
TOTAL CORPORATE BONDS (COST $15,590)                   16,149
                                                     --------

MORTGAGE BACKED SECURITIES--41.7%

COLLATERAL MORTGAGE OBLIGATION (CMO)--1.0%
        503   ASC Nomura 6.50%, due 2/14/41               512

DIVERSIFIED FINANCIAL SERVICES--2.4%
      1,120   First Union Commercial                    1,242
              Mortgage Trust 6.07%, due 10/15/35

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)--2.5%
      1,206   6.50%, due 1/01/29                        1,258

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--34.3%
$       150   4.375%, due 9/15/12                    $    150
      2,500   5.00%, due 12/01/17                       2,567
      2,889   5.50%, due 9/01/17                        3,000
      1,930   5.75%, due 2/15/08                        2,163
        146   6.00%, due 1/01/29                          152
      1,689   6.00%, due 3/01/31                        1,748
        310   6.00%, due 6/01/15                          325
      1,476   6.00%, due 8/01/32                        1,528
        595   6.00%, due 9/01/29                          617
        249   6.50%, due 1/01/15                          263
        788   6.50%, due 7/01/29                          822
        304   7.00%, due 3/01/12                          324
        138   8.00%, due 1/01/31                          149
        377   8.00%, due 10/01/30                         406
        238   8.00%, due 2/01/29                          259
        165   8.00%, due 2/01/30                          179
        118   8.00%, due 2/01/30                          128
      2,040   8.00%, due 3/01/31                        2,201
        119   8.00%, due 4/01/08                          128
         54   8.00%, due 4/01/30                           58
         82   8.00%, due 5/01/31                           89
        169   8.00%, due 7/01/30                          183
        108   9.50%, due 2/01/21                          121

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--1.5%
         29   6.00%, due 4/15/14                           30
        226   6.00%, due 8/15/13                          239
        395   7.00%, due 4/15/28                          420
        103   7.75%, due 11/15/29                         111
                                                     --------
TOTAL MORTGAGE BACKED SECURITIES
   (COST $20,469)                                      21,372
                                                     --------

U.S. GOVERNMENT OBLIGATIONS--18.3%

U.S. TREASURY NOTES--18.3%
        205   3.25%, due 8/15/07                          210
        135   4.375%, due 5/15/07                         145
      2,295   6.00%, due 8/15/09                        2,668
      3,035   6.50%, due 11/15/26                       3,694
      1,020   9.25%, due 2/15/16                        1,514
      1,005   U.S. Treasury Inflation Index Note        1,149
              3.50%, due 1/15/11
                                                     --------

TOTAL U.S. GOVERNMENT OBLIGATIONS
   (COST $8,956)                                        9,380
                                                     --------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                        VALUE
PRINCIPAL AMOUNT (000's)                              (000's)
-------------------------------------------------------------
MUNICIPAL BONDS--1.0%

ELECTRIC UTILITIES--1.0%
$       515   California State Department of
              Water Resources Supply Revenue
              4.33%, due 5/01/06                     $    523
                                                     --------
TOTAL MUNICIPAL BONDS (COST $515)                         523
                                                     --------

CASH EQUIVALENTS--1.1%
Investment Companies
        545   AIM Short-Term Investments Co.              545
              Liquid Assets Money Market
              Portfolio (Institutional Shares)
                                                     --------
TOTAL CASH EQUIVALENTS (COST $545)                        545
                                                     --------

TOTAL INVESTMENTS
   (COST $48,767)--99.1%                               50,761

OTHER ASSETS, LESS LIABILITIES                            440
                                                     --------

NET ASSETS                                           $ 51,201
                                                     ========

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost of such securities is $1,379,000 and the total value is $1,487,000 or 2.9% of net assets.

                        SEE NOTES TO FINANCIAL STATEMENTS

Report From the Portfolio Manager
RST MONEY MARKET PORTFOLIO
December 31, 2002

[PHOTO OF LESLEY FOX]

HOW DID THE PORTFOLIO PERFORM?
The 12-month return on the SAFECO RST Money Market Portfolio was lower than the 2.4% year-over-year increase in the Consumer Price Index (CPI) as of December 31, 2002.

WHAT FACTORS IMPACTED PERFORMANCE?
The Fed surprised the market with a larger-than-expected 0.50% ease on November 6 to 1.25% but indicated the likelihood that they are finished easing for now. At the end of 2002, the money market yield curve, a graphical depiction of rates ranging from one day to 12 months, was nearly flat. A flat yield curve generally indicates little expectation of change in interest rates. The Portfolio holds securities purchased many months ago at much higher rates than currently available, which had a positive effect on performance.

Another positive factor in the Portfolio performance was the large allocation of floating rate notes, 28% of the portfolio. In the flat yield curve environment, floating-rate notes pay higher rates than Commercial Paper, which, because of reduced supply, continue to be the lowest-yielding asset class available in the prime money markets. Because of liquidity concerns, many corporations have "termed-out" their debt, issuing long-term notes to pay down Commercial Paper.

Additionally, performance was enhanced through a partial fee waiver of Portfolio expenses.

WHAT CHANGES DID YOU MAKE AND WHY?
I didn't make any major strategy changes to the portfolio during the year. I continued to keep a low allocation of Commercial Paper and a high allocation of floating rate notes in the Portfolio. At yearend, the average maturity of the Portfolio was 56 days, although the Portfolio was as long as 70 days during the fourth quarter.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
I think the economy will be sluggish in 2003 but predict little chance of a double-dip recession. The flat yield curve is a difficult environment in which to try to add value in money markets. Fed Funds futures show a chance of a small rise in the Fed Funds rate by the end of 2003, but I would not be surprised to see the rate stay at 1.25% all year.

My long-term strategy is to purchase one-year paper when the yields are attractive or when I need to lengthen the maturity of the Portfolio. With the remaining available cash, I search for the best short-term yield opportunities in floating or fixed rate securities. As always, credit risk in the Portfolio is managed very conservatively.

Lesley Fox, MBA

LESLEY FOX JOINED SAFECO ASSET MANAGEMENT COMPANY IN APRIL 2000 AS A PORTFOLIO MANAGER. SHE SPENT THE PREVIOUS FIVE YEARS MANAGING $3.5 BILLION IN SHORT-TERM FUNDS FOR KING COUNTY, WA. MS. FOX EARNED HER MBA IN FINANCE AT GEORGE WASHINGTON UNIVERSITY AND BEGAN HER INVESTMENT CAREER AT THE STUDENT LOAN MARKETING ASSOCIATION (SALLIE MAE) IN 1989.

Performance Overview
SAFECO RST MONEY MARKET PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED DECEMBER 31, 2002             1 YEAR        5 YEAR     10 YEAR
-------------------------------------------------------------------------------------
SAFECO RST MONEY MARKET PORTFOLIO                   1.53%         4.13%        4.24%

Performance does not reflect the deduction for taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Weighted Average Maturity       56 Days
7 Day Yield                       1.18%

Portfolio of Investments

                                                   VALUE
PRINCIPAL AMOUNT (000's)                         (000's)
--------------------------------------------------------
COMMERCIAL PAPER--23.3%

ASSET BACKED--18.6%
$     1,400   Ciesco, LP                        $  1,398
              1.34%, due 2/03/03
      1,400   Corporate Asset Funding Co.          1,400
              1.35%, due 1/08/03
        800   Corporate Receivables Corp.            800
              1.35%, due 1/16/03
      1,000   Moat Fundings LLC                    1,000
              1.37%, due 1/14/03
      1,000   Receivables Capital Corp.              998
              1.40%, due 1/21/03

CONSUMER FINANCE--4.7%
      1,400   Cooperative Association of           1,399
              Tractor Dealers
              1.40%, due 1/17/03
                                                --------
TOTAL COMMERCIAL PAPER (COST $6,995)               6,995
                                                --------

CORPORATE BONDS--55.3%

ASSET BACKED--6.7%
      1,000 # CC USA, Inc. (144A)                  1,000
              2.955%, due 4/16/03
              (acquired 3/15/02)
      1,000 # Dorada Finance, Inc. (144A)          1,000
              1.337%, due 5/21/03
              (acquired 5/16/02)

BANKS--13.1%
        350   Associates Corp. of                    362
              North America
              5.75%, due 11/01/03
        500   Banc One Corp.                         525
              8.74% , due 9/15/03
        500   First Bank National                    516
              Association
              6.00%, due 10/15/03
$     1,000   Mellon Funding Corp.              $  1,008
              6.875%, due 3/01/03
      1,000   Nationsbank Corp.                    1,029
              6.50%, due 8/15/03
        500   Wells Fargo Financial, Inc.            515
              7.25%, due 7/14/03

BREWERS--2.9%
        870   New Belgium Brewery Co.                870
              1.55%, due 7/01/15
              Put Date 1/02/03

CONSUMER FINANCE--5.9%
      1,500   Countrywide Home Loans, Inc.         1,516
              5.25%, due 5/22/03
        250 # Prudential Funding, LLC                252
              (144A) 5.97%, due 3/17/03
              (acquired 10/23/02)

DIVERSIFIED FINANCIAL SERVICES--19.0%
      1,000 # Goldman Sachs Group, Inc.            1,000
              (144A) 1.00%, due 1/13/04
              Put Date 1/15/03
        500 # Goldman Sachs Group, Inc.              501
              (144A) 7.875%, due 1/15/03
              (acquired 8/14/02)
        300   Lehman Brothers Holdings, Inc.         304
              7.25%, due 4/15/03
      1,000   Merrill Lynch & Co., Inc.            1,000
              1.41375%, due 1/08/03
        400   Merrill Lynch & Co., Inc.              402
              6.875%, due 3/01/03
      1,500   Morgan Stanley Dean Witter Co.       1,503
              7.125%, due 1/15/03
      1,000   Salomon Smith Barney                 1,016
              Holdings, Inc.
              6.25%, due 5/15/03

                        SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO RST MONEY MARKET PORTFOLIO
As of December 31, 2002

                                                   VALUE
PRINCIPAL AMOUNT (000's)                         (000's)
--------------------------------------------------------
ELECTRIC UTILITIES--4.4%
$     1,300   Philadelphia Electric Co.         $  1,321
              6.50%, due 5/01/03

GENERAL MERCHANDISE STORES--3.3%
      1,000   Racetrac Capital, LLC                1,000
              1.42%, due 4/01/18
              Put Date 1/02/03
                                                --------
TOTAL CORPORATE BONDS (COST $16,640)              16,640
                                                --------

MUNICIPAL BONDS--11.7%

HOTELS--3.3%
      1,000   Tenderfoot Seasonal Housing          1,000
              Facilities Revenue
              1.47%, due 7/01/35
              Put Date 1/02/03

MANAGED HEALTH CARE--8.4%
      1,270   Maryland Health and Higher           1,270
              Education Facilities Authority
              Revenue (University of
              Maryland Medical System)
              1.50%, due 7/01/29
              Put Date 1/02/03
      1,255   Maryland Health and Higher           1,255
              Education Facilities Authority
              Revenue 1.50%, due 1/01/28
              Put Date 1/02/03
                                                --------
TOTAL MUNICIPAL BONDS (COST $3,525)                3,525
                                                --------

CASH EQUIVALENTS--9.8%

INVESTMENT COMPANIES
$     1,505   AIM Short-Term Investments Co.    $  1,505
              Liquid Assets Money Market
              Portfolio (Institutional Shares)
      1,439   Nations Money Market Reserves        1,439
                                                --------
TOTAL CASH EQUIVALENTS (COST $2,944)               2,944
                                                --------

TOTAL INVESTMENTS
   (COST $30,104)--100.1%                         30,104

OTHER ASSETS, LESS LIABILITIES                       (29)
                                                --------

NET ASSETS                                      $ 30,075
                                                ========

   If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.
   Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 12/31/02. These rates change periodically based on specified market rates or indices.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer". The total cost and value of such securities is $3,753,008 or 12.5% of net assets.

                        SEE NOTES TO FINANCIAL STATEMENTS

                      This page is intentionally left blank

Statements of Assets and Liabilities
SAFECO RESOURCE SERIES TRUST
As of December 31, 2002

                                                                                     PORTFOLIOS
                                                 --------------------------------------------------------------------------------
                                                                                                    SMALL
                                                                         GROWTH                   COMPANY                   MONEY
-(In Thousands, Except Per-Share Amounts)-             EQUITY     OPPORTUNITIES    NORTHWEST        VALUE        BOND      MARKET
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at Cost                              $ 273,682    $      313,489    $  48,307    $  24,387   $  48,767   $  30,104
                                                    =========    ==============    =========    =========   =========   =========
  Investments, at Value:
   Unaffiliated Issuers                             $ 271,187    $      233,706    $  38,085    $  25,293   $  50,761   $  30,104
   Affiliated Issuers                                       -            10,439            -            -           -           -
                                                    ---------    --------------    ---------    ---------   ---------   ---------
     Total Investments at Value                       271,187           244,145       38,085       25,293      50,761      30,104
  Collateral for Securities Loaned, at Fair Value         827            65,698        3,221        2,455           -           -
  Receivables:
   Investment Securities Sold                               -             2,845           64          131           -           -
   Trust Shares Sold                                      115                84           10           13          65         311
   Dividends and Interest                                 585                 8           18           42         551         244
   From Advisor                                             -                 -            -            -           -          13
   Other                                                   27                 -            -            -           -           -
                                                    ---------    --------------    ---------    ---------   ---------   ---------
     Total Assets                                     272,741           312,780       41,398       27,934      51,377      30,672
LIABILITIES
  Payables:
   Investment Securities Purchased                          -                 -            -          714           -           -
   Trust Shares Redeemed                                  648               951           78           70         129         564
   Payable Upon Return of Securities Loaned               827            65,698        3,221        2,455           -           -
   Dividends                                                -                 -            -            -           -           3
   Investment Advisory Fees                               175               157           25           18          32          16
   Other Accrued Expenses                                  23                20           15           14          15          14
                                                    ---------    --------------    ---------    ---------   ---------   ---------
     Total Liabilities                                  1,673            66,826        3,339        3,271         176         597
                                                    ---------    --------------    ---------    ---------   ---------   ---------
NET ASSETS                                          $ 271,068    $      245,954    $  38,059    $  24,663   $  51,201   $  30,075
                                                    =========    ==============    =========    =========   =========   =========
TRUST SHARES OUTSTANDING                               15,002            18,080        2,953        2,028       4,496      30,075
                                                    =========    ==============    =========    =========   =========   =========
NET ASSET VALUE PER SHARE                           $   18.07    $        13.60    $   12.89    $   12.16   $   11.39   $    1.00
                                                    =========    ==============    =========    =========   =========   =========

ANALYSIS OF NET ASSETS:
  Paid in Capital (Par Value $.001, Unlimited
   Shares Authorized)                               $ 313,208    $      390,291    $  59,811    $  24,412   $  50,471   $  30,075
  Distributable Earnings                              (42,140)         (144,337)     (21,752)         251         730           -
                                                    ---------    --------------    ---------    ---------   ---------   ---------
NET ASSETS                                          $ 271,068    $      245,954    $  38,059    $  24,663   $  51,201   $  30,075
                                                    =========    ==============    =========    =========   =========   =========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations
SAFECO RESOURCE SERIES TRUST
For the Year Ended December 31, 2002

                                                                                         PORTFOLIOS
                                                    -------------------------------------------------------------------------------
                                                                                                    SMALL
                                                                         GROWTH                   COMPANY                     MONEY
-(In Thousands)-                                        EQUITY    OPPORTUNITIES    NORTHWEST        VALUE         BOND       MARKET
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                         $    5,777   $          259    $     413    $     339    $       -    $       -
  Interest                                                 230               49           17           28        2,714          627
  Income from Securities Loaned, net                        12              342           30           19            5            -
                                                    ----------   --------------    ---------    ---------    ---------    ---------
   Total Investment Income                               6,019              650          460          386        2,719          627

EXPENSES
  Investment Advisory                                    2,494            2,401          356          208          352          199
  Legal and Auditing                                        35               35           21           20           21           20
  Custodian                                                 32               35           10           11            9           10
  Reports to Shareholders                                   48               53            4            2            4            3
  Trustees                                                   9                9            7            7            7            7
  Other                                                    (27)              11            4            5            7            3
                                                    ----------   --------------    ---------    ---------    ---------    ---------
   Total Expenses Before Expense Reimbursement           2,591            2,544          402          253          400          242
  Expense Reimbursement From Advisor                         -                -            -            -            -          (79)
                                                    ----------   --------------    ---------    ---------    ---------    ---------
   Total Expenses After Expense Reimbursement            2,591            2,544          402          253          400          163
                                                    ----------   --------------    ---------    ---------    ---------    ---------
NET INVESTMENT INCOME (LOSS)                             3,428           (1,894)          58          133        2,319          464

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net Realized Gain (Loss) from:
   Investments in Unaffiliated Issuers                 (29,525)         (60,524)     (10,368)        (217)        (436)           -
   Investments in Affiliated Issuers                         -          (14,609)           -            -            -            -
   Net Increase from Payment by Affiliate                    -              142            -            -            -            -
                                                    ----------   --------------    ---------    ---------    ---------    ---------
   Total Net Realized Gain (Loss)                      (29,525)         (74,991)     (10,368)        (217)        (436)           -
  Net Change in Unrealized Appreciation
   (Depreciation)                                      (79,074)         (82,448)      (3,351)      (1,370)       1,693            -
                                                    ----------   --------------    ---------    ---------    ---------    ---------
NET GAIN (LOSS) ON INVESTMENTS                        (108,599)        (157,439)     (13,719)      (1,587)       1,257            -
                                                    ----------   --------------    ---------    ---------    ---------    ---------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS  $ (105,171)  $     (159,333)   $ (13,661)   $  (1,454)   $   3,576    $     464
                                                    ==========   ==============    =========    =========    =========    =========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets
SAFECO RESOURCE SERIES TRUST

                                                                          PORTFOLIOS
                                                      ---------------------------------------------------
                                                                EQUITY              GROWTH OPPORTUNITIES
                                                      ---------------------------------------------------
-(In Thousands)-                                           2002*         2001*        2002*       2001*
---------------------------------------------------------------------------------------------------------
OPERATIONS

  Net Investment Income (Loss)                           $   3,428    $   3,121    $  (1,894)   $  (1,969)

  Net Realized Gain (Loss) on Investments                  (29,525)      (8,113)     (74,991)      10,720

  Net Change in Unrealized Appreciation (Depreciation)     (79,074)     (42,678)     (82,448)      58,375
                                                         ---------    ---------    ---------    ---------
Net Change in Net Assets Resulting from Operations        (105,171)     (47,670)    (159,333)      67,126

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                     (3,428)      (3,130)           -            -

  Net Realized Gain on Investments                               -            -       (1,326)      (9,381)
                                                         ---------    ---------    ---------    ---------
   Total                                                    (3,428)      (3,130)      (1,326)      (9,381)

NET TRUST SHARE TRANSACTIONS                               (42,033)     (37,963)     (21,400)      15,336
                                                         ---------    ---------    ---------    ---------
TOTAL CHANGE IN NET ASSETS                                (150,632)     (88,763)    (182,059)      73,081

NET ASSETS AT BEGINNING OF PERIOD                          421,700      510,463      428,013      354,932
                                                         ---------    ---------    ---------    ---------
NET ASSETS AT END OF PERIOD                              $ 271,068    $ 421,700    $ 245,954    $ 428,013
                                                         =========    =========    =========    =========

OTHER INFORMATION
Increase (Decrease) in Trust Shares and Amounts

SHARES:
  Subscriptions                                              2,843        2,896        5,250        6,860
  Reinvestments                                                190          127           64          455
  Redemptions                                               (5,102)      (4,538)      (6,787)      (6,630)
                                                         ---------    ---------    ---------    ---------
   NET CHANGE                                               (2,069)      (1,515)      (1,473)         685
                                                         =========    =========    =========    =========

AMOUNTS:
  Subscriptions                                          $  59,488    $  73,772    $  93,634    $ 136,431
  Reinvestments                                              3,428        3,130        1,327        9,381
  Redemptions                                             (104,949)    (114,865)    (116,361)    (130,476)
                                                         ---------    ---------    ---------    ---------
   NET CHANGE                                            $ (42,033)   $ (37,963)   $ (21,400)   $  15,336
                                                         =========    =========    =========    =========

* For the year ended December 31.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                          PORTFOLIOS
                                                      ---------------------------------------------------
                                                                NORTHWEST           SMALL COMPANY VALUE
                                                      ---------------------------------------------------
-(In Thousands)-                                            2002*       2001*        2002*         2001*
---------------------------------------------------------------------------------------------------------
OPERATIONS

  Net Investment Income (Loss)                           $      58    $      82    $     133    $     215

  Net Realized Gain (Loss) on Investments                  (10,368)      (1,162)        (217)         119

  Net Change in Unrealized Appreciation (Depreciation)      (3,351)      (6,885)      (1,370)       3,090
                                                         ---------    ---------    ---------    ---------
Net Change in Net Assets Resulting from Operations         (13,661)      (7,965)      (1,454)       3,424

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                        (58)         (82)        (133)        (215)

  Net Realized Gain on Investments                               -            -            -            -
                                                         ---------    ---------    ---------    ---------
   Total                                                       (58)         (82)        (133)        (215)

NET TRUST SHARE TRANSACTIONS                                (7,636)      (9,302)       4,652        4,190
                                                         ---------    ---------    ---------    ---------
TOTAL CHANGE IN NET ASSETS                                 (21,355)     (17,349)       3,065        7,399

NET ASSETS AT BEGINNING OF PERIOD                           59,414       76,763       21,598       14,199
                                                         ---------    ---------    ---------    ---------
NET ASSETS AT END OF PERIOD                              $  38,059    $  59,414    $  24,663    $  21,598
                                                         =========    =========    =========    =========

OTHER INFORMATION
Increase (Decrease) in Trust Shares and Amounts

SHARES:
  Subscriptions                                                581          846        1,035          757
  Reinvestments                                                  4            5           11           17
  Redemptions                                               (1,129)      (1,387)        (704)        (417)
                                                         ---------    ---------    ---------    ---------
   NET CHANGE                                                 (544)        (536)         342          357
                                                         =========    =========    =========    =========

AMOUNTS:
  Subscriptions                                          $   8,728    $  14,753    $  13,273    $   8,952
  Reinvestments                                                 58           82          133          215
  Redemptions                                              (16,422)     (24,137)      (8,754)      (4,977)
                                                         ---------    ---------    ---------    ---------
   NET CHANGE                                            $  (7,636)   $  (9,302)   $   4,652    $   4,190
                                                         =========    =========    =========    =========

                                                                        PORTFOLIOS
                                                      ------------------------------------------------
                                                                 BOND                MONEY MARKET
                                                      ------------------------------------------------
-(In Thousands)-                                         2002*        2001*       2002*       2001*
------------------------------------------------------------------------------------------------------
OPERATIONS

  Net Investment Income (Loss)                        $   2,319    $   2,252    $     464    $   1,099

  Net Realized Gain (Loss) on Investments                  (436)         939            -            -

  Net Change in Unrealized Appreciation (Depreciation)    1,693         (409)           -            -
                                                      ---------    ---------    ---------    ---------
Net Change in Net Assets Resulting from Operations        3,576        2,782          464        1,099

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment Income                                  (2,550)      (2,279)        (464)      (1,099)

  Net Realized Gain on Investments                            -            -            -            -
                                                      ---------    ---------    ---------    ---------
   Total                                                 (2,550)      (2,279)        (464)      (1,099)

NET TRUST SHARE TRANSACTIONS                              5,328        7,601       (2,185)       5,026
                                                      ---------    ---------    ---------    ---------
TOTAL CHANGE IN NET ASSETS                                6,354        8,104       (2,185)       5,026

NET ASSETS AT BEGINNING OF PERIOD                        44,847       36,743       32,260       27,234
                                                      ---------    ---------    ---------    ---------
NET ASSETS AT END OF PERIOD                           $  51,201    $  44,847    $  30,075    $  32,260
                                                      =========    =========    =========    =========

OTHER INFORMATION
Increase (Decrease) in Trust Shares and Amounts

SHARES:
  Subscriptions                                           1,652        1,588       61,900       76,105
  Reinvestments                                             224          205          465        1,091
  Redemptions                                            (1,411)      (1,125)     (64,550)     (72,170)
                                                      ---------    ---------    ---------    ---------
   NET CHANGE                                               465          668       (2,185)       5,026
                                                      =========    =========    =========    =========

AMOUNTS:
  Subscriptions                                       $  18,896    $  18,157    $  61,900    $  76,105
  Reinvestments                                           2,550        2,279          465        1,091
  Redemptions                                           (16,118)     (12,835)     (64,550)     (72,170)
                                                      ---------    ---------    ---------    ---------
   NET CHANGE                                         $   5,328    $   7,601    $  (2,185)   $   5,026
                                                      =========    =========    =========    =========

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

EQUITY PORTFOLIO

                                                                                                 FOR THE YEAR ENDED DECEMBER 31
                                                           --------------------------------------------------------------------
                                                                2002            2001           2000           1999         1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD                     $   24.70     $     27.46     $    31.02    $     29.97    $   25.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.23            0.18           0.21           0.26         0.25
  Net Realized and Unrealized Gain (Loss) on Investments       (6.63)          (2.76)         (3.56)          2.53         6.02
                                                           ---------     -----------     ----------    -----------    ---------
     Total From Investment Operations                          (6.40)          (2.58)         (3.35)          2.79         6.27
LESS DISTRIBUTIONS
  Dividends From Net Investment Income                         (0.23)          (0.18)         (0.21)         (0.26)       (0.25)
  Distributions from Realized Gains                                -               -              -          (1.48)       (1.23)
                                                           ---------     -----------     ----------    -----------    ---------
     Total Distributions                                       (0.23)          (0.18)         (0.21)         (1.74)       (1.48)
                                                           ---------     -----------     ----------    -----------    ---------
NET ASSET VALUE AT END OF PERIOD                           $   18.07     $     24.70     $    27.46    $     31.02    $   29.97
                                                           =========     ===========     ==========    ===========    =========
TOTAL RETURN                                                  (25.91%)         (9.38%)       (10.79%)         9.31%       24.89%
NET ASSETS AT END OF PERIOD (000's)                        $ 271,068     $   421,700     $  510,463    $   647,078    $ 557,314
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                      0.77%           0.78%          0.78%          0.76%        0.78%
  Net Investment Income                                         1.02%           0.69%          0.67%          0.80%        0.96%
PORTFOLIO TURNOVER RATE                                           48%            35%            45%            32%           32%
-------------------------------------------------------------------------------------------------------------------------------


GROWTH OPPORTUNITIES PORTFOLIO

                                                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                           ----------------------------------------------------------------------
                                                                 2002           2001            2000          1999           1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD                     $    21.89    $     18.81     $     22.50   $     21.30    $     23.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Loss                                           (0.10)         (0.10)          (0.12)        (0.09)         (0.10)
  Net Realized and Unrealized Gain (Loss) on Investments        (8.12)*         3.67           (1.27)         1.29           0.53
                                                           ----------    -----------     -----------   -----------    -----------
     Total From Investment Operations                           (8.22)          3.57           (1.39)         1.20           0.43
LESS DISTRIBUTIONS
  Distributions from Realized Gains                             (0.07)         (0.49)          (2.30)            -          (2.38)
  Distributions from Paid in Capital                                -              -               -             -          (0.10)
                                                           ----------    -----------     -----------   -----------    -----------
     Total Distributions                                        (0.07)         (0.49)          (2.30)            -          (2.48)
                                                           ----------    -----------     -----------   -----------    -----------
NET ASSET VALUE AT END OF PERIOD                           $    13.60    $     21.89     $     18.81   $     22.50    $     21.30
                                                           ==========    ===========     ===========   ===========    ===========
TOTAL RETURN                                                   (37.67%)        19.14%          (6.16%)        5.63%          1.83%
NET ASSETS AT END OF PERIOD (000's)                        $  245,954    $   428,013     $   354,932   $   345,725    $   356,407
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                       0.79%          0.78%           0.77%         0.78%          0.80%
  Net Investment Loss                                           (0.58%)        (0.53%)         (0.57%)       (0.45%)        (0.48%)
PORTFOLIO TURNOVER RATE                                            38%            47%             66%           53%            46%
---------------------------------------------------------------------------------------------------------------------------------

*  Includes $0.01 related to payment by affiliate (see note 7).

NORTHWEST PORTFOLIO

                                                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                        -------------------------------------------------------------------------
                                                                 2002           2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD                     $    16.99     $    19.04     $    22.68     $    15.64     $    15.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                   0.02           0.02          (0.02)         (0.02)         (0.05)
  Net Realized and Unrealized Gain (Loss) on Investments        (4.10)         (2.05)         (3.37)          8.56           0.49
                                                           ----------     ----------     ----------     ----------     ----------
     Total From Investment Operations                           (4.08)         (2.03)         (3.39)          8.54           0.44
LESS DISTRIBUTIONS
  Dividends from Net Investment Income                          (0.02)         (0.02)             -              -              -
  Distributions from Realized Gains                                 -              -          (0.25)         (1.50)             -
                                                           ----------     ----------     ----------     ----------     ----------
     Total Distributions                                        (0.02)         (0.02)         (0.25)         (1.50)             -
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE AT END OF PERIOD                           $    12.89     $    16.99     $    19.04     $    22.68     $    15.64
                                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN                                                   (24.02%)       (10.64%)       (14.93%)        54.62%          2.89%+
NET ASSETS AT END OF PERIOD (000'S)                            38,059         59,414         76,763         47,924         24,587
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                                 0.84%          0.81%          0.81%          0.84%          0.99%
  Net Expenses                                                   0.84%          0.81%          0.81%          0.84%          0.96%
  Net Investment Income (Loss)                                   0.12%          0.13%         (0.12%)        (0.24%)        (0.32%)
PORTFOLIO TURNOVER RATE                                            12%            48%            34%            37%            47%
---------------------------------------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO

                                                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                        -------------------------------------------------------------------------
                                                                 2002           2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD                     $    12.81     $    10.68     $    11.39     $     9.87     $    12.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                   0.07           0.13           0.02          (0.01)         (0.03)
  Net Realized and Unrealized Gain (Loss) on Investments        (0.65)          2.13          (0.71)          1.53          (2.43)
                                                           ----------     ----------     ----------     ----------     ----------
     Total From Investment Operations                           (0.58)          2.26          (0.69)          1.52          (2.46)
LESS DISTRIBUTIONS
  Dividends from Net Investment Income                          (0.07)         (0.13)         (0.02)             -              -
  Distributions from Realized Gains                                 -              -              -              -              -
                                                           ----------     ----------     ----------     ----------     ----------
     Total Distributions                                        (0.07)         (0.13)         (0.02)             -              -
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE AT END OF PERIOD                           $    12.16     $    12.81     $    10.68     $    11.39     $     9.87
                                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN                                                    (4.56%)        21.15%+        (6.02%)+       15.40%+       (19.95%)+
NET ASSETS AT END OF PERIOD (000's)                        $   24,663     $   21,598     $   14,199     $   14,054     $   11,780
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                                 1.03%          1.09%          1.04%          1.22%          1.15%
  Net Expenses                                                   1.03%          0.96%          0.95%          0.95%          0.95%
  Net Investment Income (Loss)                                   0.54%          1.26%          0.22%         (0.14%)        (0.32%)
PORTFOLIO TURNOVER RATE                                            56%            97%           116%           128%            92%
---------------------------------------------------------------------------------------------------------------------------------

+ The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 7 of Notes to Financial Statements).

BOND PORTFOLIO

                                                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                        -------------------------------------------------------------------------
                                                                 2002           2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD                     $    11.12     $    10.92     $    10.33     $    11.41     $    11.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.52           0.59           0.63           0.62           0.50
  Net Realized and Unrealized Gain (Loss) on Investments         0.35           0.20           0.59          (1.07)          0.49
                                                           ----------     ----------     ----------     ----------     ----------
     Total From Investment Operations                            0.87           0.79           1.22          (0.45)          0.99
LESS DISTRIBUTIONS
  Dividends From Net Investment Income                          (0.60)         (0.59)         (0.63)         (0.62)         (0.50)
  Distributions from Realized Gains                                 -              -              -          (0.01)         (0.12)
                                                           ----------     ----------     ----------     ----------     ----------
     Total Distributions                                        (0.60)         (0.59)         (0.63)         (0.63)         (0.62)
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE AT END OF PERIOD                           $    11.39     $    11.12     $    10.92     $    10.33     $    11.41
                                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN                                                     7.79%          7.28%         11.79%         (3.99%)         8.90%+
NET ASSETS AT END OF PERIOD (000's)                        $   51,201     $   44,847     $   36,743     $   28,131     $   30,117
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                 0.84%          0.82%          0.90%          0.91%          0.98%
  Net Expenses                                                   0.84%          0.82%          0.90%          0.91%          0.83%
  Net Investment Income                                          4.87%          5.56%          6.03%          5.33%          5.50%
PORTFOLIO TURNOVER RATE                                            87%           133%           104%           147%           165%
---------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO

                                                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                        -------------------------------------------------------------------------
                                                                 2002           2001           2000           1999           1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD                     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.02           0.04           0.05           0.04           0.04
                                                           ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Dividends From Net Investment Income                          (0.02)         (0.04)         (0.05)         (0.04)         (0.04)
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE AT END OF PERIOD                           $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN                                                     1.53%+         3.75%          5.82%          4.63%          4.95%+
NET ASSETS AT END OF PERIOD (000's)                        $   30,075     $   32,260     $   27,234     $   29,135     $   27,623
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                                 0.79%          0.78%          0.84%          0.78%          0.89%
  Net Expenses                                                   0.53%*         0.78%          0.84%          0.78%          0.81%
  Net Investment Income                                          1.52%          3.64%          5.70%          4.52%          4.87%
---------------------------------------------------------------------------------------------------------------------------------

+ The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 7 of Notes to Financial Statements).
*  Net of fee waiver by advisor (see note 7 of Notes to Financial Statements).

Notes to Financial Statements

1. GENERAL

SAFECO Resource Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is comprised of the Equity, Growth Opportunities, Northwest, Small Company Value, Bond and Money Market Portfolios. Each of the six Portfolios has different investment objectives. Shares of the Trust Portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by SAFECO Life Insurance Company and other insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term notes are valued at amortized cost, which approximates market value. Fixed income securities are stated on the basis of valuations provided by pricing service, which uses information with respect to transactions in comparable securities, quotations from securities dealers, market transactions in comparable securities and various relationships between securities in determining value. For the Money Market Portfolio, short-term securities purchased at par are valued at cost. For all Portfolios, temporary investments in other mutual funds are valued at net asset value. When valuations are not readily available, securities are valued at fair value as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

SECURITIES LENDING. The Portfolios (excluding the Money Market Portfolio) may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolios will continue to receive the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to each Portfolio securities identical to the loaned securities. The Portfolios may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the collateral with the borrower on each Portfolio. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of each Portfolio.

FORWARD COMMITMENT. The Portfolios may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Portfolio's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolios may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each respective Portfolio of Investments. With respect to such transactions, liquid securities, with a value at least equal to the market value of the commitment, are segregated on the accounting records of the respective Portfolio.

INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any), is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. In the Equity, Growth Opportunities, Northwest, Small Company Value and Bond Portfolios, distributions to shareholders from net investment income and realized gains, (if any) are normally recorded in December and March. In the Money Market Portfolio, dividends to shareholders from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME AND EXCISE TAXES. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolios. Therefore, no federal income or excise tax provision is required.

ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. NET INVESTMENT LOSS

The Growth Opportunities Portfolio had net investment losses for the year ended December 31, 2002. This amount was recorded as a reduction to paid in capital.

4. INVESTMENT TRANSACTIONS

Following is a summary of investment transactions (excluding short-term securities) during the year ended December 31, 2002 (in thousands):

                                                           PURCHASES         SALES
      ----------------------------------------------------------------------------
      Equity Portfolio                                     $ 157,908     $ 194,341
      Growth Opportunities Portfolio                         122,846       152,440
      Northwest Portfolio                                      5,591        13,367
      Small Company Value Portfolio                           17,986        12,999
      Bond Portfolio                                          47,551        40,535
      ----------------------------------------------------------------------------

      Purchases in the Bond Portfolio include $12,818 of U.S. Government securities. Sales in the Bond Portfolio include $3,942 of U.S. Government securities.

5. SECURITIES LENDING

At December 31, 2002 the values of securities on loan and related collateral received for portfolio securities loaned were as follows (in thousands):

                                                                   VALUE
                                                           OF SECURITIES     COLLATERAL
                                                                 ON LOAN       RECEIVED
      ---------------------------------------------------------------------------------
      Equity Portfolio                                         $     795      $     827
      Growth Opportunities Portfolio                              61,766         65,698
      Northwest Portfolio                                          3,000          3,221
      Small Company Value Portfolio                                2,298          2,455
      ---------------------------------------------------------------------------------

As of December 31, 2002, the cash collateral received for the securities on loan is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund.

6. COMPONENTS OF DISTRIBUTABLE EARNINGS

Distributable earnings for financial reporting purposes at December 31, 2002, were as follows (in thousands):

                                                                                                      SMALL
                                                                           GROWTH                   COMPANY
                                                         EQUITY     OPPORTUNITIES    NORTHWEST        VALUE       BOND
----------------------------------------------------------------------------------------------------------------------
Gross Unrealized Appreciation on Investments           $  58,133       $   42,468    $   4,146      $ 3,476   $  2,187
Gross Unrealized Depreciation on Investments             (60,628)        (111,812)     (14,368)      (2,570)      (193)
                                                       ---------       ----------    ---------      -------   --------
Net Unrealized Appreciation (Depreciation)
  on Investments                                          (2,495)         (69,344)     (10,222)         906      1,994
Accumulated Undistributed Net Investment Loss+                 -                -            -            -        (62)
Accumulated Realized Loss                                (39,645)         (74,993)     (11,530)        (655)    (1,202)
                                                       ---------       ----------    ---------      -------   --------
Distributable Earnings                                 $ (42,140)      $ (144,337)   $ (21,752)     $   251   $    730
                                                       =========       ==========    =========      =======   ========

Components of distributable earnings on a tax basis at December 31, 2002 were as follows (in thousands):

                                                                                                      SMALL
                                                                           GROWTH                   COMPANY
                                                         EQUITY     OPPORTUNITIES    NORTHWEST        VALUE       BOND
----------------------------------------------------------------------------------------------------------------------
Federal Tax Cost on Investments                       $ 273,827        $  314,382    $  48,320    $  24,420   $ 48,862
                                                      =========        ==========    =========    =========   ========
Gross Unrealized Appreciation on Investments          $  58,119        $   42,450    $   4,144    $   3,467   $  2,187
Gross Unrealized Depreciation on Investments            (60,759)         (112,687)     (14,379)      (2,594)      (288)
                                                      ---------        ----------    ---------    ---------   --------
Net Unrealized Appreciation (Depreciation)
  on Investments                                         (2,640)          (70,237)     (10,235)         873      1,899
Capital Loss Carryforward*                              (36,378)          (55,773)     (10,865)         (84)    (1,169)
Deferred Loss**                                          (3,122)          (18,327)        (652)        (538)         -
                                                      ---------        ----------    ---------    ---------   --------
Distributable Earnings                                $ (42,140)       $ (144,337)   $ (21,752)   $     251   $    730
                                                      =========        ==========    =========    =========   ========

+ Differences between financial statement reporting basis and tax-basis reporting is attributable primarily to the tax deferral of losses on wash sales, differences in premium and discount amortization methods and differences in classification of paydown gains and losses.

* At December 31, 2002, the following Portfolios had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                                            EXPIRATION
                                                                 DATES
      -----------------------------------------------------------------
      Equity Portfolio                                       2008-2010
      Growth Opportunities Portfolio                              2010
      Northwest Portfolio                                    2009-2010
      Small Company Value Portfolio                          2007-2010
      Bond Portfolio                                         2007-2009
      -----------------------------------------------------------------

** From November 1, 2002, through December 31, 2002, the Portfolios incurred net realized capital losses. As permitted by tax regulations, the Portfolios have elected to defer those losses and treat them as arising in the year ending December 31, 2003.

7. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Portfolios. For the Equity, Growth Opportunities, Northwest and Bond Portfolios, the fee is based on average daily net assets at an annual rate of .74%. For the Small Company Value Portfolio, the fee is based on average daily net assets at an annual rate of .85%. For the Money Market Portfolio, the fee is based on average daily net assets at an annual rate of ..65%.

NOTES PAYABLE AND INTEREST EXPENSE. The Portfolios may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At December 31, 2002 no such borrowings were outstanding. Interest rates on affiliated loans during the year ended December 31, 2002 ranged from 1.27% to 1.77%.

LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $100 million is available to meet short-term financing needs. At December 31, 2002, no such borrowings were outstanding.

AFFILIATE OWNERSHIP. At December 31, 2002, SAFECO Life Insurance Company owned over 12,333,929 shares (83% of outstanding shares) of the RST Equity Portfolio, 12,095,334 shares (67%) of the RST Growth Opportunities Portfolio, and 100% of the outstanding shares of the other RST Portfolios.

INVESTMENT REIMBURSEMENT BY ADVISOR. In February 2002, a final settlement was reached on an outstanding class-action lawsuit against Prison Realty Trust, Inc., a security formerly owned by the Growth Opportunities Portfolio. Eligibility for the settlement was predicated on filing a claim prior to December 27, 2000. Because SAFECO Asset Management Company did not file a claim within this timeline, the Portfolio was not eligible to receive any of the settlement proceeds. To compensate the Portfolio for this lost litigation settlement, SAFECO Asset Management Company reimbursed the Growth Opportunities Portfolio $142,000 which approximated the market value of the settlement had the Portfolio participated in the original settlement agreement.

BOARD OF TRUSTEES. The Trust along with several other affiliated trusts not reported herein, paid each of the Trustees not affiliated with SAFECO a retainer of $23,000 per year plus out of pocket expenses. Members additionally received $2,500 per Board Meeting plus $500 for each additional committee meeting they attended.

EXPENSE REIMBURSEMENT. For the Equity, Growth Opportunities, Northwest, Bond and Money Market Portfolios, SAFECO Life Insurance Company has agreed to pay all the expenses of the Portfolios (except for investment advisory fees) if net assets of the Portfolio are below $20 million. For the Small Company Value Portfolio, if net assets are below $20 million, SAFECO Asset Management pays all expenses in excess of .10% of the Portfolio's net assets other than investment advisory fees. When net assets exceed $20 million, the Portfolios are charged for all operating expenses.

SAFECO Asset Management Company voluntarily waived a portion of the investment advisory fee for the Money Market Portfolio. The waiver ranged from 0.10% at January 25, 2002 to 0.55% at December 31, 2002. The waiver expired on December 31, 2002. The total fee waived for the year ended December 31, 2002 was $78,476.

8. INVESTMENTS IN AFFILIATES

Each of the companies listed below is an affiliate of the Growth Opportunities Portfolio because the portfolio owned at least 5% of the company's voting securities during the year ended December 31, 2002:

                                   SHARES AT                          SHARES AT                               MARKET VALUE
                                   BEGINNING                             END OF                REALIZED   OF AFFILIATES AT
(In Thousands)                     OF PERIOD  ADDITIONS   REDUCTIONS     PERIOD  DIVIDENDS  GAIN (LOSS)  DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------
Concepts Direct, Inc.*                   495          -         (495)         -          -    $  (6,639)       $         -
Med-Design, Inc.                           -        630            -        630          -            -              5,077
Nastech Pharmaceutical Co., Inc.*        410         17            -        427          -            -                  -
PolyMedica Corp.*                        625          -         (101)       524          -        2,204                  -
Provell, Inc.*                           400          -         (400)         -          -       (3,428)                 -
Rent-Way, Inc.                         1,440          -         (117)     1,323          -       (1,403)             4,632
Suburban Lodges of America, Inc.*        735          -         (735)         -          -       (5,343)                 -
Travis Boats & Motors, Inc.              367          -            -        367          -            -                367
TRM Copy Centers Corp.                   567          -            -        567          -            -                363
                                                                                       ---    ---------        -----------
                                                                                         -    $ (14,609)       $    10,439
                                                                                       ===    =========        ===========

* Company was not an affiliate at the end of the period.

                          Report of Ernst & Young LLP,
                              Independent Auditors

To the Board of Trustees and Shareholders of the SAFECO Resource Series Trust

We have audited the accompanying statements of assets and liabilities, including the related portfolios of investments, of the SAFECO Resource Series Trust (comprising the SAFECO Equity Portfolio, SAFECO Growth Opportunities Portfolio, SAFECO Northwest Portfolio, SAFECO Small Company Value Portfolio, SAFECO Bond Portfolio, and SAFECO Money Market Portfolio) as of December 31, 2002, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Resource Series Trust at December 31, 2002, the results of their operations, the changes in their net assets and financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP


Seattle, Washington
January 24, 2003

                         Trustee and Officer Information

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                                                               IN FUND
                          POSITION(S)   TERM OF OFFICE                                         COMPLEX
                          HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION(S)            OVERSEEN      OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     TRUSTS         TIME SERVED       DURING THE PAST 5 YEARS           BY TRUSTEE      HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Scott M. Boggs          Trustee       Term: Up to Age 72  Vice President, Corporate          25 SAFECO       Trustee for
4854 154th Place NE                   Served since        Controller for Microsoft           Mutual Funds    Financial
Redmond, WA 98052                     August 8, 2002      Corporation, a software                            Executives Research
(Age-47)                                                  comapny, Redmond, Washington                       Foundation (Industry
                                                          (1992 - present).                                  Group)

Barbara J. Dingfield    Trustee       Term: Up to Age 72  Consultant. From 1994 to 1999      25 SAFECO       First SAFECO
4854 154th Place NE                   Time Served: 12     she was the Director of            Mutual Funds    National
Redmond, WA 98052                     years               Community Affairs for                              Life Insurance Co.
(Age-57)                                                  Microsoft  Corporation,                            of New York
                                                          Redmond, Washington.

Richard E. Lundgren     Trustee       Term: Up to Age 72  Retired in 2000 from position      25 SAFECO       First SAFECO
4854 154th Place NE                   Time Served: 19     as Director of Marketing           Mutual Funds    National Life
Redmond,WA 98052                      years               and Customer Relations,                            Insurance Co.
(Age-65)                                                  Building Materials                                 of New York
                                                          Distribution, Weyerhaeuser
                                                          Company, Tacoma, Washington.

Larry L. Pinnt          Trustee       Term: Up to Age 72  Retired Vice president and         25 SAFECO       First SAFECO
4854 154th Place NE                   Time Served: 16     Chief Financial Officer            Mutual Funds    National Life
Redmond, WA 98052                     years               of U.S. WEST Communications,                       Insurance Co.
(Age-68)                                                  Seattle, Washington.                               of New York,
                                                                                                             Director of
                                                                                                             Cascade Natural Gas
                                                                                                             Corporation, Seattle,
                                                                                                             Washington.

John W. Schneider       Trustee       Term: Up to Age 72  President and sole owner of        25 SAFECO       First SAFECO
4854 154th Place NE                   Time Served: 19     Wallingford Group, Inc.,           Mutual Funds    National Life
Redmond, WA 98052                     years               Seattle, Washington, a                             Insurance Co.
(Age-61)                                                  company consulting on the                          of New York
                                                          acquisition/disposition
                                                          and development of real estate.

INTERESTED TRUSTEE

Randall H. Talbot       Chairman      Term: Up to Age 72  President of SAFECO Life           25 SAFECO       First SAFECO
5069 154th Place NE     and           Time Served:        Insurance Company since            Mutual Funds    National Life
Redmond, WA 98052       Trustee       2 years             1998. Employed by Talbot                           Insurance Co. of
(Age-49)                                                  Financial Corporation` from                        New York, Director
                                                          1975 to 1998, where he served                      of Netstock
                                                          as President and CEO.                              Corporation,Bellevue,
                                                                                                             Washington

OFFICERS

Kevin A. Rowell         President     Annual              Appointed President of SAFECO
4854 154th Place NE                   appointment         Securities, Inc. and SAFECO
Redmond, WA 98052                     Served since        Services Corp., effective
(Age-42)                              September 16, 2002  September 16, 2002. Managing
                                                          Director of Global Relationships
                                                          for Alliance Capital Management
                                                          in New York from 1998 to
                                                          2002. Prior to 1998, European
                                                          Director for Corporate Development
                                                          at Putnam Investments.

Roger F. Harbin         Sr. Vice      Annual              Senior Vice President and
5069 154th Place NE     President     appointment         Director of SAFECO Services
Redmond, WA 98052                     Served as interim   Corporation and SAFECO
(Age-51)                              President from      Securities, Inc. since
                                      November 8, 2001    November2002. Named Director
                                      to  September 16,   and interim President of SAFECO
                                      2002.  Sr. Vice     Services Corporation, Director
                                      President since     of SAFECO Asset Management
                                      November 7, 2002.   Company, Director and interim
                                                          President of SAFECO Securities,
                                                          Inc. in 2001. Executive Vice
                                                          President and Actuary of SAFECO
                                                          Life Insurance Company since 1998.
                                                          Senior Vice President of SAFECO
                                                          Life Insurance Company from 1992
                                                          to 1998.

Ronald L. Spaulding     Vice          Annualappointment   Chairman of SAFECO Asset
Two Union Square        President     Time Served: 8      Management Company; Treasurer
601 Union Street                      years               and Chief Investment
25th Floor                                                Officer of SAFECO Corporation;
Seattle, WA 98101                                         Vice President of SAFECO
(Age-58)                                                  Insurance Companies; Director,
                                                          Vice President and Treasurer
                                                          of First SAFECO Life Insurance
                                                          Company of New York; former
                                                          Senior Portfolio Manager of SAFECO
                                                          Insurance Companies and Portfolio
                                                          Manager for SAFECO Mutual Funds.

David H. Longhurst      Vice          Annualappointment   Vice President, Treasurer,
4854 154th Place NE     President,    Time Served: 2      Controller and Secretary of
Redmond, WA 98052       Treasurer,    years Served as     SAFECO Asset Management Company;
(Age-45)                Controller,   Assistant           Vice President, Treasurer,
                        Secretary     Controller from     Controller and Secretary of
                                      1996 to 2000.       SAFECO Services Corporation; and
                                                          Vice President,  Treasurer,
                                                          Controller and Secretary  and
                                                          Financial Principal of SAFECO
                                                          Securities, Inc. since July 2000.
                                                          Treasurer, Controller, Secretary and
                                                          Financial Principal of SAFECO
                                                          Investment Services, Inc. since
                                                          March 2000; Assistant Controller of
                                                          SAFECO Securities, Inc., SAFECO
                                                          Services Corporation and SAFECO
                                                          Asset Management Company from
                                                          1996 to June 2000.

David N. Evans          Assistant     Annual              Former Controller and Assistant
4854 154th Place NE     Controller    appointment         Controller of Rosetta Inpharmatics
Redmond, WA 98052                     Served since        from 2001-2002 and 2000-2001,
(Age-30)                              November 7, 2002    respectively. From 1994 to 2000,
                                                          Heworked at PricewaterhouseCoopers
                                                          LLP, where he focused on financial
                                                          services.

Susan Tracey            Assistant     Annual              Tax Manager for SAFECO
SAFECO Plaza            Secretary     appointment         Corporation. Assistant
4333 Brooklyn Ave. NE                 Time Served:        Secretary of SAFECO
Seattle, WA 98185                     2 years             Asset Management Company,
(Age-53)                                                  SAFECO Securities, Inc. and SAFECO
                                                          Services Corporation. She has
                                                          been employed by SAFECO
                                                          Corporation since 1987.

Stephen Collier         Assistant     Annual              Director of Taxation and
SAFECO Plaza            Secretary     appointment         Assistant Vice President of
4333 Brooklyn Ave. NE                 Time Served:        SAFECO Corporation; Assistant
Seattle, WA 98185                     4 years             Secretary of SAFECO Asset
(Age-50)                                                  Management Company, SAFECO Securities,
                                                          Inc. and SAFECO Services Corporation.
                                                          He has been an executive officer of
                                                          SAFECO Corporation and subsidiaries
                                                          since 1991.

The Statement of Additional Information ("SAI") includes additional information about Fund trustees and is available upon request without charge by contacting the Fund at SAFECO Securities, Inc. 4854 154th Place NE, Redmond, WA 98052. Telephone 1-800-624-5711 Deaf and Hard of Hearing TTY/TDD Service
1-800-438-8718.

SAFECO RESOURCE SERIES TRUST

INVESTMENT ADVISOR:
SAFECO Asset Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank and Trust Company

[SAFECO(R) LOGO]

                                Printed on Recycled Paper:
GMF4431 2/03                    (R)A registered trademark of SAFECO Corporation.